UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05017
Ivy Variable Insurance Portfolios
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie VIP Core Equity Series
(formerly, Delaware Ivy VIP Core Equity)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Core Equity Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$107	0.95%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Core Equity Series (Service Class) returned 25.69% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 25.02%.
Top contributors to performance:
A significant overweight to the financials sector was the leading contributor to performance relative to the Series' broad‑based index, with strong stock selection as the key driver of relative outperformance.
Stock selection in the industrials sector, primarily by way of an overweight to Howmet Aerospace Inc., was additive to relative performance in the 12-month reporting period.
Top overall contributors to relative performance were Howmet, KKR & Co. Inc., and Taiwan Semiconductor Manufacturing Co. Inc.
Top detractors from performance:
The information technology sector was the leading detractor to relative performance based on stock selection.
An overweight to the underperforming materials sector was the largest allocation detractor for the year.
Top overall detractors from relative performance were no exposure to Broadcom, an underweight to NVIDIA Corp., and UnitedHealth Group Inc.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Core Equity Series (Service Class)	25.69%	14.99%	12.09%
S&P 500 Index	25.02%	14.53%	13.10%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Series statistics (as of December 31, 2024)
Series net assets	$680,964,764
Total number of portfolio holdings	51
Total advisory fees paid	$4,174,360
Portfolio turnover rate	39%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	31.37%
Financials	21.61%
Communication Services	9.99%
Industrials	8.18%
Consumer Discretionary	8.14%
Healthcare	7.36%
Materials	4.33%
Consumer Staples	3.67%
Utilities	1.33%
Energy	1.29%

Top 10 equity holdings
Microsoft	7.21%
NVIDIA	5.42%
Apple	5.05%
Alphabet Class A	4.88%
Amazon.com	4.45%
Taiwan Semiconductor Manufacturing ADR	3.04%
Fiserv	2.88%
Howmet Aerospace	2.72%
Costco Wholesale	2.64%
Zebra Technologies Class A	2.56%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Core Equity to Macquarie VIP Core Equity Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4215661)

Macquarie VIP Corporate Bond Series
(formerly, Delaware Ivy VIP Corporate Bond)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Corporate Bond Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$79	0.78%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Corporate Bond Series (Service Class) returned 2.45% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the Bloomberg US Corporate Bond Index, the Series' narrowly based securities market index, returned 2.13%.
Top contributors to performance:
Overweight to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the risk rally and overall positive market tone that began late in 2023
Investments in banking and finance companies
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in communications and basic industry

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Corporate Bond Series (Service Class)	2.45%	0.34%	1.96%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
Bloomberg US Corporate Bond Index	2.13%	0.30%	2.43%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Series changed its investment strategy as of April 30, 2018, and then as of November 15, 2021.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Bloomberg US Corporate Bond Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$494,164,759
Total number of portfolio holdings	205
Total advisory fees paid	$2,555,810
Portfolio turnover rate	139%

Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	21.55%
Electric	9.54%
Energy	8.49%
Finance Companies	8.29%
Consumer Cyclical	7.29%
Consumer Non-Cyclical	7.22%
Communications	7.07%
Technology	7.02%
Insurance	6.54%
Capital Goods	6.02%

Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Corporate Bond to Macquarie VIP Corporate Bond Series.
Effective May 1, 2024, the Series introduced a new fee waiver for Service Class shares of 0.53% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4215661)

Macquarie VIP Global Growth Series
(formerly, Delaware Ivy VIP Global Growth)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Global Growth Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.09%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Global Growth Series (Service Class) returned 17.08% for the 12 months ended December 31, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Series' broad-based securities market index, returned 17.49% and 18.02%, respectively.
Top contributors to performance:
Positive stock selection in the communications services sector, including overweight positions in Sea Ltd. and Netflix Inc., drove outperformance relative to the Series' narrowly based index (benchmark).
An underweight allocation to the materials sector and stock selection in consumer staples, in which Casey’s General Stores Inc. was the largest contributor, both contributed to performance.
Top detractors from performance:
Consumer discretionary stocks detracted from relative performance primarily because of timing of portfolio positions in Darden Restaurants Inc., DraftKings Inc., and LVMH Moet Hennessy Louis Vuitton SE.
Energy stock selection was weak relative to the benchmark, driven by ConocoPhillips Co. and Canadian Natural Resources Ltd.
How has the Series changed?
Over the course of the year, the Series shifted in several ways. Notably, we reduced exposure to the energy, healthcare, and communication services sectors and increased exposure to consumer discretionary, financials, and information technology.
New positions in the Series included Meta Platforms Inc., SAP SE, and HDFC Bank Ltd. We also eliminated positions, including Vertex Pharmaceuticals Inc., BNP Paribas SA, and Mitsubishi UFJ Financial Group Inc.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Global Growth Series (Service Class)	17.08%	10.48%	9.27%
MSCI ACWI Index (net)	17.49%	10.06%	9.23%
MSCI ACWI Index (gross)	18.02%	10.58%	9.79%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Series changed its investment strategy as of November 15, 2021.
Series statistics (as of December 31, 2024)
Series net assets	$158,764,080
Total number of portfolio holdings	58
Total advisory fees paid	$980,827
Portfolio turnover rate	49%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
United States	62.53%
Germany	6.34%
United Kingdom	4.06%
France	3.62%
Taiwan	3.20%
India	3.17%
Japan	3.05%
China	2.66%
Italy	1.54%
Singapore	1.52%

Sector allocation
Information Technology	26.49%
Financials	16.44%
Industrials	11.92%
Consumer Discretionary	11.78%
Healthcare	10.04%
Communication Services	9.12%
Consumer Staples	7.79%
Materials	2.48%
Energy	1.72%
Utilities	1.24%

Top 10 equity holdings
Microsoft	5.55%
NVIDIA	4.49%
Amazon.com	3.86%
Apple	3.50%
Taiwan Semiconductor Manufacturing	3.20%
Alphabet Class A	2.72%
Salesforce	2.68%
Mastercard Class A	2.53%
SAP	2.14%
Home Depot	2.12%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Global Growth to Macquarie VIP Global Growth Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.79% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4215661)

Macquarie VIP Limited-Term Bond Series
(formerly, Delaware Ivy VIP Limited-Term Bond)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Limited-Term Bond Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$82	0.80%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Limited-Term Bond Series (Service Class) returned 4.33% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the Bloomberg 1-3 Year US Government/Credit Index, the Series' narrowly based securities market index, returned 4.36%.
Top contributors to performance:
Allocations to the structured finance sector, especially asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and residential mortgage-backed securities (RMBS), as well as collateralized loan obligations (CLO), contributed as positive economic data, bolstered by US Federal Reserve easing and expectations of tax cuts and deregulation under a Trump administration, provided a tailwind for risk markets.
Overweight to both investment grade and high yield corporates relative to the Series' narrowly based index (benchmark) as well as security selection within investment grade corporates contributed.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Series' benchmark detracted from performance.
The Series had a curve flattening exposure relative to its benchmark that detracted from performance as the Treasury yield curve steepened in 2024.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Limited-Term Bond Series (Service Class)	4.33%	1.64%	1.74%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions. The Series changed its investment strategy as of November 15, 2021.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index. Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Bloomberg 1-3 Year US Government/Credit Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$168,723,415
Total number of portfolio holdings	157
Total advisory fees paid	$841,588
Portfolio turnover rate	159%

Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Corporate Bonds	33.03%
US Treasury Obligations	30.38%
Non-Agency Asset-Backed Securities	19.94%
Agency Mortgage-Backed Securities	5.24%
Collateralized Debt Obligations	5.22%
Non-Agency Collateralized Mortgage Obligations	2.66%
Agency Commercial Mortgage-Backed Securities	1.61%
Agency Collateralized Mortgage Obligations	0.18%
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Limited-Term Bond to Macquarie VIP Limited-Term Bond Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.54% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Service Class from 0.86% to 0.80%.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4215661)

Macquarie VIP Pathfinder Aggressive Series
(formerly, Delaware Ivy VIP Pathfinder Aggressive)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Pathfinder Aggressive Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$13	0.12%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Pathfinder Aggressive Series (Service Class) returned 10.99% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 14.25%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Relative to the Fund’s respective broad-based index:
The Fund benefitted from positive asset allocation effects.
Fixed income allocations outperformed relative to the fixed income benchmarks.
International equity allocations outperformed the international equity benchmark.
Top detractors from performance:
Negative style selection and manager selection effects
Significant underperformance of both the Macquarie VIP Value Series and the Macquarie VIP Mid Cap Growth Series relative to their respective benchmarks
*The blended benchmark is computed using a combination of 55% Russell 3000 Index / 30% MSCI EAFE Index / 15% Bloomberg US Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Pathfinder Aggressive Series (Service Class)	10.99%	8.37%	8.31%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
55% Russell 3000 Index / 30% MSCI EAFE Index / 15% Bloomberg US Credit Index	14.25%	9.14%	8.90%
Russell 3000 Index	23.81%	13.86%	12.55%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%
MSCI EAFE Index (gross)	4.35%	5.24%	5.71%
Bloomberg US Credit Index	2.03%	0.23%	2.29%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$48,741,560
Total number of portfolio holdings	11
Total advisory fees paid	$0
Portfolio turnover rate	55%
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.81%
Fixed Income Funds	14.70%
Global / International Equity Fund	27.96%
US Equity Funds	57.15%
Short-Term Investments	0.24%
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	27.96%
Macquarie VIP Core Equity Series Service Class	20.92%
Macquarie VIP Corporate Bond Series Service Class	14.20%
Macquarie VIP Growth Series Service Class	14.15%
Macquarie VIP Growth and Income Series Standard Class	7.69%
Macquarie VIP Value Series Service Class	6.48%
Macquarie VIP Smid Cap Core Series Service Class	5.52%
Macquarie VIP Small Cap Growth Series Standard Class	1.20%
Macquarie VIP Mid Cap Growth Series Standard Class	1.19%
Macquarie VIP Limited-Term Bond Series Service Class	0.25%
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Aggressive to Macquarie VIP Pathfinder Aggressive Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218514)

Macquarie VIP Pathfinder Conservative Series
(formerly, Delaware Ivy VIP Pathfinder Conservative)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Pathfinder Conservative Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$11	0.11%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Pathfinder Conservative Series (Service Class) returned 8.05% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 10.03%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Relative to the Fund’s respective broad-based index:
The Fund benefitted from positive asset allocation effects.
Fixed income allocations outperformed relative to the fixed income benchmarks.
International equity allocations outperformed the international equity benchmark.
Top detractors from performance:
Negative style selection and manager selection effects
Significant underperformance of both the Macquarie VIP Value Series and the Macquarie VIP Mid Cap Growth Series relative to their respective benchmarks
*The blended benchmark is computed using a combination of 35% Russell 3000 Index / 35% Bloomberg US Credit Index / 20% Bloomberg 1-3 Year US Government/Credit Index / 10% MSCI EAFE Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Pathfinder Conservative Series (Service Class)	8.05%	5.33%	5.23%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
35% Russell 3000 Index / 35% Bloomberg US Credit Index / 20% Bloomberg 1-3 Year US Government/Credit Index / 10% MSCI EAFE Index	10.03%	5.90%	6.21%
Russell 3000 Index	23.81%	13.86%	12.55%
Bloomberg US Credit Index	2.03%	0.23%	2.29%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%
MSCI EAFE Index (gross)	4.35%	5.24%	5.71%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$68,077,556
Total number of portfolio holdings	11
Total advisory fees paid	$0
Portfolio turnover rate	32%
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.78%
Fixed Income Funds	54.70%
Global / International Equity Fund	7.99%
US Equity Funds	37.09%
Short-Term Investments	0.25%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	33.61%
Macquarie VIP Limited-Term Bond Series Service Class	19.84%
Macquarie VIP Core Equity Series Service Class	14.11%
Macquarie VIP Growth Series Service Class	8.93%
Macquarie VIP International Core Equity Series Service Class	7.99%
Macquarie VIP Growth and Income Series Standard Class	4.87%
Macquarie VIP Value Series Service Class	4.07%
Macquarie VIP Smid Cap Core Series Service Class	3.52%
Macquarie VIP High Income Series Standard Class	1.25%
Macquarie VIP Small Cap Growth Series Standard Class	0.80%

Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Conservative to Macquarie VIP Pathfinder Conservative Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218514)

Macquarie VIP Pathfinder Moderate Series
(formerly, Delaware Ivy VIP Pathfinder Moderate)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Pathfinder Moderate Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$5	0.05%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Pathfinder Moderate Series (Service Class) returned 9.27% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 12.13%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Relative to the Fund’s respective broad-based index:
The Fund benefitted from positive asset allocation effects.
Fixed income allocations outperformed relative to the fixed income benchmarks.
International equity allocations outperformed the international equity benchmark.
Top detractors from performance:
Negative style selection and manager selection effects
Significant underperformance of both the Macquarie VIP Value Series and the Macquarie VIP Mid Cap Growth Series relative to their respective benchmarks
*45% Russell 3000 Index / 25% Bloomberg US Credit Index / 20% MSCI EAFE Index / 10% Bloomberg 1-3 Year US Government/Credit Index
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Pathfinder Moderate Series (Service Class)	9.27%	6.96%	6.69%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
45% Russell 3000 Index / 25% Bloomberg US Credit Index / 20% MSCI EAFE Index / 10% Bloomberg 1-3 Year US Government/Credit Index	12.13%	7.56%	7.59%
Russell 3000 Index	23.81%	13.86%	12.55%
Bloomberg US Credit Index	2.03%	0.23%	2.29%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%
MSCI EAFE Index (gross)	4.35%	5.24%	5.71%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$377,278,530
Total number of portfolio holdings	11
Total advisory fees paid	$0
Portfolio turnover rate	42%
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.77%
Fixed Income Funds	34.69%
Global / International Equity Fund	17.97%
US Equity Funds	47.11%
Short-Term Investments	0.25%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	24.15%
Macquarie VIP International Core Equity Series Service Class	17.97%
Macquarie VIP Core Equity Series Service Class	17.51%
Macquarie VIP Growth Series Service Class	11.53%
Macquarie VIP Limited-Term Bond Series Service Class	9.79%
Macquarie VIP Growth and Income Series Standard Class	6.28%
Macquarie VIP Value Series Service Class	5.27%
Macquarie VIP Smid Cap Core Series Service Class	4.52%
Macquarie VIP Small Cap Growth Series Standard Class	1.01%
Macquarie VIP Mid Cap Growth Series Standard Class	0.99%

Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderate to Macquarie VIP Pathfinder Moderate Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218514)

Macquarie VIP Pathfinder Moderately Aggressive Series
(formerly, Delaware Ivy VIP Pathfinder Moderately Aggressive)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Aggressive Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$5	0.05%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Pathfinder Moderately Aggressive Series (Service Class) returned 10.22% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 13.18%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Relative to the Fund’s respective broad-based index:
The Fund benefitted from positive asset allocation effects.
Fixed income allocations outperformed relative to the fixed income benchmarks.
International equity allocations outperformed the international equity benchmark.
Top detractors from performance:
Negative style selection and manager selection effects
Significant underperformance of both the Macquarie VIP Value Series and the Macquarie VIP Mid Cap Growth Series relative to their respective benchmarks
*The blended benchmark is computed using a combination of 50% Russell 3000 Index / 25% MSCI EAFE Index / 20% Bloomberg US Credit Index / 5% Bloomberg 1-3 Year US Government/Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Pathfinder Moderately Aggressive Series (Service Class)	10.22%	7.77%	7.45%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
50% Russell 3000 Index / 25% MSCI EAFE Index / 20% Bloomberg US Credit Index / 5% Bloomberg 1-3 Year US Government/Credit Index	13.18%	8.36%	8.25%
Russell 3000 Index	23.81%	13.86%	12.55%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%
MSCI EAFE Index (gross)	4.35%	5.24%	5.71%
Bloomberg US Credit Index	2.03%	0.23%	2.29%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$460,890,883
Total number of portfolio holdings	11
Total advisory fees paid	$0
Portfolio turnover rate	49%
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.77%
Fixed Income Funds	24.69%
Global / International Equity Fund	22.96%
US Equity Funds	52.12%
Short-Term Investments	0.24%
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	22.96%
Macquarie VIP Corporate Bond Series Service Class	19.42%
Macquarie VIP Core Equity Series Service Class	19.21%
Macquarie VIP Growth Series Service Class	12.84%
Macquarie VIP Growth and Income Series Standard Class	6.98%
Macquarie VIP Value Series Service Class	5.87%
Macquarie VIP Smid Cap Core Series Service Class	5.02%
Macquarie VIP Limited-Term Bond Series Service Class	4.77%
Macquarie VIP Small Cap Growth Series Standard Class	1.11%
Macquarie VIP Mid Cap Growth Series Standard Class	1.09%
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderately Aggressive to Macquarie VIP Pathfinder Moderately Aggressive Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218514)

Macquarie VIP Pathfinder Moderately Conservative Series
(formerly, Delaware Ivy VIP Pathfinder Moderately Conservative)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Conservative Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$9	0.09%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Pathfinder Moderately Conservative Series (Service Class) returned 8.60% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 11.07%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Relative to the Fund’s respective broad-based index:
The Fund benefitted from positive asset allocation effects.
Fixed income allocations outperformed relative to the fixed income benchmarks.
International equity allocations outperformed the international equity benchmark.
Top detractors from performance:
Negative style selection and manager selection effects
Significant underperformance of both the Macquarie VIP Value Series and the Macquarie VIP Mid Cap Growth Series relative to their respective benchmarks
*The blended benchmark is computed using a combination of 40% Russell 3000 Index / 30% Bloomberg US Credit Index / 15% MSCI EAFE Index / 15% Bloomberg 1-3 Year US Government/Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Pathfinder Moderately Conservative Series (Service Class)	8.60%	6.14%	5.98%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
40% Russell 3000 Index / 30% Bloomberg US Credit Index / 15% MSCI EAFE Index / 15% Bloomberg 1-3 Year US Government/Credit Index	11.07%	6.74%	6.91%
Russell 3000 Index	23.81%	13.86%	12.55%
Bloomberg US Credit Index	2.03%	0.23%	2.29%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%
MSCI EAFE Index (gross)	4.35%	5.24%	5.71%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$120,286,752
Total number of portfolio holdings	11
Total advisory fees paid	$0
Portfolio turnover rate	37%
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.78%
Fixed Income Funds	44.69%
Global / International Equity Fund	12.98%
US Equity Funds	42.11%
Short-Term Investments	0.25%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.88%
Macquarie VIP Core Equity Series Service Class	15.81%
Macquarie VIP Limited-Term Bond Series Service Class	14.81%
Macquarie VIP International Core Equity Series Service Class	12.98%
Macquarie VIP Growth Series Service Class	10.23%
Macquarie VIP Growth and Income Series Standard Class	5.58%
Macquarie VIP Value Series Service Class	4.67%
Macquarie VIP Smid Cap Core Series Service Class	4.02%
Macquarie VIP High Income Series Standard Class	1.00%
Macquarie VIP Small Cap Growth Series Standard Class	0.91%
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderately Conservative to Macquarie VIP Pathfinder Moderately Conservative Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218514)

Macquarie VIP Pathfinder Moderate – Managed Volatility Series
(formerly, Delaware Ivy VIP Pathfinder Moderate – Managed Volatility)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Pathfinder Moderate – Managed Volatility Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.24%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Pathfinder Moderate – Managed Volatility Series (Service Class) returned 7.92% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 12.13%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Relative to the Fund’s respective broad-based index:
The Fund benefitted from positive asset allocation effects.
Fixed income allocations outperformed relative to the fixed income benchmarks.
International equity allocations outperformed the international equity benchmark.
Top detractors from performance:
Negative style selection and manager selection effects
Significant underperformance of both the Macquarie VIP Value Series and the Macquarie VIP Mid Cap Growth Series relative to their respective benchmarks.
The hedging overlay detracted from performance, given the strong positive returns in equity markets during the period.
*The blended benchmark is computed using a combination of 45% Russell 3000® Index / 25% Bloomberg US Credit Index / 20% MSCI EAFE Index / 10% Bloomberg 1-3 Year US Government/Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Pathfinder Moderate – Managed Volatility Series (Service Class)	7.92%	5.66%	5.22%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
45% Russell 3000 Index / 25% Bloomberg US Credit Index / 20% MSCI EAFE Index / 10% Bloomberg 1-3 Year US Government/Credit Index	12.13%	7.56%	7.59%
Russell 3000 Index	23.81%	13.86%	12.55%
Bloomberg US Credit Index	2.03%	0.23%	2.29%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%
MSCI EAFE Index (gross)	4.35%	5.24%	5.71%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$378,832,361
Total number of portfolio holdings	11
Total advisory fees paid	$827,131
Portfolio turnover rate	45%
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	98.02%
Fixed Income Funds	34.09%
Global / International Equity Fund	17.65%
US Equity Funds	46.28%
Short-Term Investments	1.82%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	23.72%
Macquarie VIP International Core Equity Series Service Class	17.65%
Macquarie VIP Core Equity Series Service Class	17.20%
Macquarie VIP Growth Series Service Class	11.33%
Macquarie VIP Limited-Term Bond Series Service Class	9.63%
Macquarie VIP Growth and Income Series Standard Class	6.17%
Macquarie VIP Value Series Service Class	5.18%
Macquarie VIP Smid Cap Core Series Service Class	4.44%
Macquarie VIP Small Cap Growth Series Standard Class	0.99%
Macquarie VIP Mid Cap Growth Series Standard Class	0.97%
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderate – Managed Volatility to Macquarie VIP Pathfinder Moderate – Managed Volatility Series.
Effective May 1, 2024, the Series introduced a new fee waiver for Service Class shares of 0.24%.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218514)

Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
(formerly, Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.28%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Service Class) returned 8.73% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 13.18%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Relative to the Fund’s respective broad-based index:
The Fund benefitted from positive asset allocation effects.
Fixed income allocations outperformed relative to the fixed income benchmarks.
International equity allocations outperformed the international equity benchmark.
Top detractors from performance:
Negative style selection and manager selection effects
Significant underperformance of both the Macquarie VIP Value Series and the Macquarie VIP Mid Cap Growth Series relative to their respective benchmarks.
The hedging overlay detracted from performance, given the strong positive returns in equity markets during the period.
*The blended benchmark is computed using a combination of 50% Russell 3000 Index / 25% MSCI EAFE Index / 20% Bloomberg US Credit Index / 5% Bloomberg 1-3 Year US Government/Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Service Class)	8.73%	6.41%	6.19%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
50% Russell 3000 Index / 25% MSCI EAFE Index / 20% Bloomberg US Credit Index / 5% Bloomberg 1-3 Year US Government/Credit Index	13.18%	8.36%	8.25%
Russell 3000 Index	23.81%	13.86%	12.55%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%
MSCI EAFE Index (gross)	4.35%	5.24%	5.71%
Bloomberg US Credit Index	2.03%	0.23%	2.29%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$54,947,146
Total number of portfolio holdings	11
Total advisory fees paid	$93,854
Portfolio turnover rate	51%
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	97.81%
Fixed Income Funds	24.19%
Global / International Equity Fund	22.52%
US Equity Funds	51.10%
Short-Term Investments	1.88%
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	22.52%
Macquarie VIP Corporate Bond Series Service Class	19.03%
Macquarie VIP Core Equity Series Service Class	18.83%
Macquarie VIP Growth Series Service Class	12.59%
Macquarie VIP Growth and Income Series Standard Class	6.85%
Macquarie VIP Value Series Service Class	5.76%
Macquarie VIP Smid Cap Core Series Service Class	4.92%
Macquarie VIP Limited-Term Bond Series Service Class	4.67%
Macquarie VIP Small Cap Growth Series Standard Class	1.08%
Macquarie VIP Mid Cap Growth Series Standard Class	1.07%

Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility to Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series.
Effective May 1, 2024, the Series introduced a new fee waiver for Service Class shares of 0.24%.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218514)

Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
(formerly, Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.34%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series (Service Class) returned 7.07% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 11.07%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Relative to the Fund’s respective broad-based index:
The Fund benefitted from positive asset allocation effects.
Fixed income allocations outperformed relative to the fixed income benchmarks.
International equity allocations outperformed the international equity benchmark.
Top detractors from performance:
Negative style selection and manager selection effects
Significant underperformance of both the Macquarie VIP Value Series and the Macquarie VIP Mid Cap Growth Series relative to their respective benchmarks.
The hedging overlay detracted from performance, given the strong positive returns in equity markets during the period.
*The blended benchmark is computed using a combination of 40% Russell 3000 Index / 30% Bloomberg US Credit Index / 15% MSCI EAFE Index / 15% Bloomberg 1-3 Year US Government/Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series (Service Class)	7.07%	5.02%	4.84%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
40% Russell 3000 Index / 30% Bloomberg US Credit Index / 15% MSCI EAFE Index / 15% Bloomberg 1-3 Year US Government/Credit Index	11.07%	6.74%	6.91%
Russell 3000 Index	23.81%	13.86%	12.55%
Bloomberg US Credit Index	2.03%	0.23%	2.29%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%
MSCI EAFE Index (gross)	4.35%	5.24%	5.71%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index. Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$23,945,595
Total number of portfolio holdings	11
Total advisory fees paid	$25,123
Portfolio turnover rate	49%
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	98.11%
Fixed Income Funds	43.96%
Global / International Equity Fund	12.76%
US Equity Funds	41.39%
Short-Term Investments	1.79%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.39%
Macquarie VIP Core Equity Series Service Class	15.55%
Macquarie VIP Limited-Term Bond Series Service Class	14.59%
Macquarie VIP International Core Equity Series Service Class	12.76%
Macquarie VIP Growth Series Service Class	10.06%
Macquarie VIP Growth and Income Series Standard Class	5.48%
Macquarie VIP Value Series Service Class	4.59%
Macquarie VIP Smid Cap Core Series Service Class	3.95%
Macquarie VIP High Income Series Standard Class	0.98%
Macquarie VIP Small Cap Growth Series Standard Class	0.89%
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility to Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series.
Effective May 1, 2024, the Series introduced a new fee waiver for Service Class shares of 0.24%.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4218514)

Macquarie VIP Value Series
(formerly, Delaware Ivy VIP Value)
Service Class
Annual shareholder report | December 31, 2024
This annual shareholder report contains important information about Macquarie VIP Value Series (Series) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
This report describes changes to the Series that occurred during the reporting period.
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	1.00%
Management's discussion of Series performance
Performance highlights
Macquarie VIP Value Series (Service Class) returned 6.47% for the 12 months ended December 31, 2024. During the same period, the Russell 1000® Index, the Series' broad-based securities market index, returned 24.51%, while the Russell 1000® Value Index, the Series' narrowly based securities market index, returned 14.37%.
Top contributors to performance:
Holdings in the information technology sector outperformed, specifically positions in the software and communications equipment industries.
In the real estate sector, the Series’ residential real estate investment trust (REIT) holding outperformed the sector more broadly, benefiting from ongoing demand for rental apartments.
Stock selection in the communication services sector was a notable contributor, owing to strong performance by one of the Series’ holdings in the entertainment industry.
The Series’ underweight allocation in the materials sector compared with its narrowly based index also contributed to performance over the 12-month reporting period.
Top detractors from performance:
Stock selection was the lead detractor from the Series’ performance over the 12-month reporting period.
In the consumer staples sector, the Series’ holdings underperformed those in the Series’ narrowly based index in the food products and consumer staples distribution & retail industries.
Stock selection in the healthcare sector was weak as certain holdings in the healthcare providers and services, healthcare equipment and supplies, and pharmaceutical industries lagged the returns of those in the Series’ narrowly based index.
An underweight allocation in the financials sector, which was the strongest-performing sector in the Series’ narrowly based index over the 12-month reporting period, was also a notable detractor from returns relative to the Series’ narrowly based index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Value Series (Service Class)	6.47%	7.96%	7.52%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%
Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Visit macquarie.com/mam/vip-performance for the most recent performance information. The graph and table do not reflect any fees or sales charges imposed by variable insurance contracts. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Series statistics (as of December 31, 2024)
Series net assets	$197,656,943
Total number of portfolio holdings	33
Total advisory fees paid	$1,986,453
Portfolio turnover rate	30%

Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Financials	18.24%
Healthcare	17.16%
Information Technology	15.40%
Industrials	12.16%
Consumer Discretionary	8.94%
Consumer Staples	6.16%
Communication Services	6.01%
Energy	5.96%
Real Estate	3.06%
Utilities	3.02%
Materials	2.96%

Top 10 equity holdings
Conagra Brands	3.31%
Cisco Systems	3.17%
Teledyne Technologies	3.17%
Honeywell International	3.13%
NIKE Class B	3.09%
Walt Disney	3.08%
Fidelity National Information Services	3.07%
Travelers	3.07%
Cognizant Technology Solutions Class A	3.07%
Analog Devices	3.07%
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Value to Macquarie VIP Value Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.75% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can access additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Series. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/vip-literature.
(4215661)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie Funds Internet Web site at www.macquarie.com/USfunds. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann Borowiec

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $685,100 for 2024 and $734,485 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this are $1,374,878 for 2024 and $1,362,878 for 2023. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $124,502 for 2024 and $133,274 for 2023. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Macquarie Funds.

Service	Range of Fees

Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees

Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $9,688,403 for 2024 and $ 24,428,000 for 2023.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Ivy Variable Insurance Portfolios
Macquarie VIP Core Equity Series
(formerly, Delaware Ivy VIP Core Equity)
Macquarie VIP Corporate Bond Series
(formerly, Delaware Ivy VIP Corporate Bond)
Macquarie VIP Global Growth Series
(formerly, Delaware Ivy VIP Global Growth)
Macquarie VIP Limited-Term Bond Series
(formerly, Delaware Ivy VIP Limited-Term Bond)
Macquarie VIP Value Series
(formerly, Delaware Ivy VIP Value)
Financial statements and other information
For the year ended December 31, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Series’ Form N-PORT, as well as a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how each Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedules of investments
Macquarie VIP Core Equity Series
December 31, 2024
	Number of shares	Value (US $)
Common Stocks — 97.27%♦
Communication Services — 9.99%
Alphabet Class A	175,567	$ 33,234,833
AT&T	545,202	12,414,250
Live Nation Entertainment †	42,811	5,544,024
Meta Platforms Class A	28,736	16,825,215
		68,018,322
Consumer Discretionary — 8.14%
Amazon.com †	138,262	30,333,300
AutoZone †	3,992	12,782,384
Home Depot	31,745	12,348,488
		55,464,172
Consumer Staples — 3.67%
Costco Wholesale	19,629	17,985,464
Procter & Gamble	41,828	7,012,464
		24,997,928
Energy — 1.29%
ConocoPhillips	88,866	8,812,841
		8,812,841
Financials — 21.61%
Allstate	62,389	12,027,975
Ally Financial	131,772	4,745,110
American Express	42,765	12,692,224
Aon Class A	20,137	7,232,405
Blackstone	67,123	11,573,348
Capital One Financial	91,874	16,382,972
CME Group	55,534	12,896,661
Fiserv †	95,419	19,600,971
JPMorgan Chase & Co.	16,920	4,055,893
KKR & Co.	82,097	12,142,967
Mastercard Class A	20,774	10,938,965
Morgan Stanley	96,320	12,109,350
Progressive	44,850	10,746,509
		147,145,350
Healthcare — 7.36%
Abbott Laboratories	120,651	13,646,835
Danaher	40,780	9,361,049
HCA Healthcare	28,659	8,601,999
UnitedHealth Group	23,469	11,872,028
Vertex Pharmaceuticals †	16,396	6,602,669
		50,084,580
Industrials — 8.18%
Airbus ADR	244,011	9,720,178
Cummins	14,474	5,045,636
Eaton	7,932	2,632,393
Howmet Aerospace	169,180	18,503,217
Hubbell	16,042	6,719,833
Lockheed Martin	19,835	9,638,620
United Rentals	4,906	3,455,983
		55,715,860
Information Technology — 31.37%
Apple	137,254	34,371,147
Applied Materials	71,591	11,642,844
CDW	33,918	5,903,089
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Micron Technology	51,998	$ 4,376,152
Microsoft	116,514	49,110,651
NVIDIA	274,656	36,883,554
Salesforce	39,959	13,359,492
SAP ADR	27,342	6,731,874
Seagate Technology Holdings	74,139	6,398,937
Taiwan Semiconductor Manufacturing ADR	104,898	20,716,306
TE Connectivity	47,104	6,734,459
Zebra Technologies Class A †	45,054	17,400,756
		213,629,261
Materials — 4.33%
Crown Holdings	111,308	9,204,059
Linde	25,376	10,624,170
Sherwin-Williams	28,411	9,657,751
		29,485,980
Utilities — 1.33%
NextEra Energy	126,328	9,056,454
		9,056,454
Total Common Stocks (cost $484,899,078)		662,410,748

Short-Term Investments — 2.85%
Money Market Mutual Funds — 2.85%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	4,846,681	4,846,681
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	4,846,680	4,846,680
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	4,846,681	4,846,681
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	4,846,681	4,846,681
Total Short-Term Investments (cost $19,386,723)		19,386,723
Total Value of Securities—100.12% (cost $504,285,801)		$681,797,471
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
    1

Schedules of investments
Macquarie VIP Core Equity Series
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
2

Macquarie VIP Corporate Bond Series
December 31, 2024
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.00%
GNMA Series 2005-23 IO 1.00% 6/17/45 =, •	3,339	$ 0
Total Agency Collateralized Mortgage Obligations (cost $11)		0

Corporate Bonds — 97.28%
Banking — 21.55%
Bank of America
5.518% 10/25/35 μ	4,213,000	4,121,459
5.819% 9/15/29 μ	11,360,000	11,643,537
6.204% 11/10/28 μ	345,000	357,234

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	4,260,000	4,230,217
Barclays 9.625% 12/15/29 μ, ψ	2,890,000	3,187,297
Citibank 5.57% 4/30/34	6,870,000	6,953,466
Citigroup 7.00% 8/15/34 μ, ψ	1,150,000	1,215,636
Deutsche Bank
6.72% 1/18/29 μ	660,000	685,482
6.819% 11/20/29 μ	2,351,000	2,460,974
7.146% 7/13/27 μ	2,185,000	2,252,314
Goldman Sachs Group
5.049% 7/23/30 μ	2,940,000	2,923,493
5.561% 11/19/45 μ	4,850,000	4,686,764
6.484% 10/24/29 μ	2,880,000	3,018,499
7.50% 5/10/29 μ, ψ	2,860,000	2,990,743
JPMorgan Chase & Co.
4.946% 10/22/35 μ	1,035,000	997,627
5.571% 4/22/28 μ	3,455,000	3,514,182
6.254% 10/23/34 μ	3,565,000	3,769,477

KeyBank 5.85% 11/15/27	930,000	953,296
KeyCorp 5.716% (SOFRINDX + 1.25%) 5/23/25 •	1,300,000	1,301,189
Lloyds Banking Group 5.721% 6/5/30 μ	910,000	925,603
Morgan Stanley
2.484% 9/16/36 μ	1,740,000	1,415,919
5.516% 11/19/55 μ	1,865,000	1,798,936
5.831% 4/19/35 μ	5,105,000	5,204,536
6.407% 11/1/29 μ	2,511,000	2,623,671
6.627% 11/1/34 μ	2,720,000	2,924,036

Popular 7.25% 3/13/28	3,275,000	3,375,497
Regions Financial 5.722% 6/6/30 μ	4,890,000	4,962,318
State Street 6.123% 11/21/34 μ	2,585,000	2,691,289
Truist Financial 4.95% 9/1/25 μ, ψ	2,290,000	2,275,425
UBS Group
144A 5.379% 9/6/45 #, μ	3,480,000	3,318,191
144A 5.699% 2/8/35 #, μ	870,000	876,046
144A 6.85% 9/10/29 #, μ, ψ	1,080,000	1,070,902
144A 9.25% 11/13/28 #, μ, ψ	2,525,000	2,736,018
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
US Bancorp
2.491% 11/3/36 μ	2,300,000	$ 1,863,447
6.787% 10/26/27 μ	2,960,000	3,060,710

Wells Fargo Bank 5.254% 12/11/26	4,065,000	4,115,189
		106,500,619
Basic Industry — 2.76%
Freeport-McMoRan 5.45% 3/15/43	6,320,000	5,910,166
LYB International Finance III
3.625% 4/1/51	7,145,000	4,803,290
5.50% 3/1/34	1,420,000	1,394,028

Smurfit Westrock Financing DAC 144A 5.418% 1/15/35 #	1,530,000	1,519,762
		13,627,246
Brokerage — 2.35%
Apollo Global Management 6.00% 12/15/54 μ	1,480,000	1,460,647
Blackstone Reg Finance 5.00% 12/6/34	2,545,000	2,461,540
Jefferies Financial Group
2.625% 10/15/31	1,942,000	1,639,419
5.875% 7/21/28	445,000	455,197
6.20% 4/14/34	4,565,000	4,707,162
6.50% 1/20/43	810,000	864,179
		11,588,144
Capital Goods — 6.02%
Amphenol 2.20% 9/15/31	4,260,000	3,571,982
Ashtead Capital 144A 1.50% 8/12/26 #	3,565,000	3,375,519
BAE Systems 144A 5.125% 3/26/29 #	2,855,000	2,862,761
Boeing
2.196% 2/4/26	5,620,000	5,453,430
6.858% 5/1/54	710,000	755,339

Ferguson Enterprises 5.00% 10/3/34	2,365,000	2,262,004
John Deere Capital 4.90% 6/11/27	4,950,000	4,988,620
L3Harris Technologies 5.25% 6/1/31	2,120,000	2,122,503
Northrop Grumman
4.75% 6/1/43	525,000	471,145
5.20% 6/1/54	2,375,000	2,211,756

Waste Management 5.35% 10/15/54	1,735,000	1,668,042
		29,743,101
Communications — 7.07%
American Tower 5.00% 1/31/30	1,550,000	1,541,679
    3

Schedules of investments
Macquarie VIP Corporate Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
AT&T
3.50% 9/15/53	6,670,000	$ 4,495,441
6.30% 1/15/38	2,845,000	3,046,911
CCO Holdings
144A 4.75% 2/1/32 #	1,070,000	940,314
144A 6.375% 9/1/29 #	470,000	466,504

Charter Communications Operating 3.85% 4/1/61	3,225,000	1,945,720
Meta Platforms
4.55% 8/15/31	2,065,000	2,032,456
4.75% 8/15/34	2,195,000	2,137,799
5.40% 8/15/54	1,395,000	1,352,132

Netflix 5.40% 8/15/54	2,610,000	2,541,263
Rogers Communications 5.30% 2/15/34	4,290,000	4,183,102
Sprint Capital 6.875% 11/15/28	2,740,000	2,910,587
Sprint Spectrum 144A 4.738% 9/20/29 #	241,562	241,449
T-Mobile USA
5.25% 6/15/55	2,480,000	2,254,430
5.50% 1/15/55	2,550,000	2,408,205
Verizon Communications
2.65% 11/20/40	1,250,000	855,318
2.875% 11/20/50	1,540,000	946,752

VZ Secured Financing 144A 5.00% 1/15/32 #	705,000	624,777
		34,924,839
Consumer Cyclical — 7.29%
Aptiv Swiss Holdings 3.10% 12/1/51	3,098,000	1,812,578
Ford Motor Credit
6.125% 3/8/34	1,185,000	1,159,977
6.798% 11/7/28	3,265,000	3,384,572
6.80% 5/12/28	2,230,000	2,305,262
General Motors Financial
5.45% 9/6/34	1,600,000	1,554,030
5.60% 6/18/31	2,565,000	2,579,084
5.95% 4/4/34	2,005,000	2,016,484
Home Depot
4.85% 6/25/31	3,555,000	3,554,856
4.95% 6/25/34	1,885,000	1,860,653
Hyundai Capital America
144A 5.275% 6/24/27 #	2,125,000	2,142,678
144A 5.30% 3/19/27 #	2,330,000	2,348,764
144A 5.40% 6/24/31 #	2,075,000	2,075,933

Uber Technologies 5.35% 9/15/54	5,310,000	4,942,333
VICI Properties 4.95% 2/15/30	4,365,000	4,281,815
		36,019,019
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical — 7.22%
AbbVie 5.35% 3/15/44	6,045,000	$ 5,896,797
Bunge Limited Finance
2.75% 5/14/31	1,285,000	1,111,393
4.10% 1/7/28	1,910,000	1,871,366
4.20% 9/17/29	2,290,000	2,223,089

Coca-Cola Consolidated 5.25% 6/1/29	4,910,000	4,980,528
Gilead Sciences 4.80% 4/1/44	4,345,000	3,893,127
HCA 5.45% 9/15/34	2,540,000	2,477,158
JBS USA Holding Lux 3.00% 2/2/29	1,560,000	1,424,229
Merck & Co. 2.75% 12/10/51	6,405,000	3,886,171
Molson Coors Beverage 5.00% 5/1/42	2,125,000	1,958,074
Royalty Pharma
1.20% 9/2/25	1,575,000	1,536,501
3.35% 9/2/51	6,638,000	4,218,455
5.90% 9/2/54	236,000	224,313
		35,701,201
Electric — 9.54%
AEP Texas 5.45% 5/15/29	1,685,000	1,707,556
Appalachian Power 4.50% 8/1/32	2,495,000	2,353,239
Baltimore Gas and Electric
4.25% 9/15/48	1,500,000	1,201,106
5.30% 6/1/34	970,000	968,121
5.65% 6/1/54	1,670,000	1,646,213

CenterPoint Energy Houston Electric 5.20% 10/1/28	2,420,000	2,452,211
Commonwealth Edison 2.75% 9/1/51	2,500,000	1,477,567
Constellation Energy Generation 5.75% 3/15/54	2,755,000	2,681,872
Dominion Energy
Series A 6.875% 2/1/55 μ	4,095,000	4,257,074
Series B 7.00% 6/1/54 μ	1,375,000	1,455,416

Fells Point Funding Trust 144A 3.046% 1/31/27 #	3,430,000	3,300,000
Oglethorpe Power
3.75% 8/1/50	5,485,000	3,920,468
4.50% 4/1/47	1,450,000	1,189,339
5.25% 9/1/50	590,000	532,982
6.20% 12/1/53	410,000	423,700
Pacific Gas & Electric
3.50% 8/1/50	5,810,000	3,985,012
4.20% 6/1/41	1,000,000	816,447
5.55% 5/15/29	1,175,000	1,194,724

Public Service Co. of Colorado 5.35% 5/15/34	1,735,000	1,738,209
Public Service Co. of Oklahoma 3.15% 8/15/51	1,790,000	1,135,898

4

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Virginia Electric and Power 5.05% 8/15/34	2,010,000	$ 1,961,545
Vistra Operations 144A 6.95% 10/15/33 #	6,255,000	6,746,286
		47,144,985
Energy — 8.49%
Apache 5.10% 9/1/40	4,100,000	3,590,355
BP Capital Markets 4.875% 3/22/30 μ, ψ	4,615,000	4,411,969
BP Capital Markets America
2.939% 6/4/51	2,100,000	1,301,443
5.227% 11/17/34	2,365,000	2,330,510
ConocoPhillips
5.00% 1/15/35	1,950,000	1,895,120
5.50% 1/15/55	1,835,000	1,746,816
5.55% 3/15/54	3,280,000	3,156,237
Enbridge
5.75% 7/15/80 μ	3,533,000	3,419,037
7.20% 6/27/54 μ	2,145,000	2,210,279
Energy Transfer
6.10% 12/1/28	2,210,000	2,297,051
6.25% 4/15/49	1,405,000	1,408,204
6.50% 11/15/26 μ, ψ	3,935,000	3,946,459
Enterprise Products Operating
4.95% 2/15/35	1,250,000	1,210,275
5.55% 2/16/55	1,846,000	1,777,464
Occidental Petroleum
6.20% 3/15/40	2,483,000	2,457,784
6.60% 3/15/46	2,522,000	2,548,342
7.95% 6/15/39	776,000	889,221

Targa Resources 5.50% 2/15/35	627,000	617,315
Transcanada Trust 5.625% 5/20/75 μ	749,000	744,862
		41,958,743
Finance Companies — 8.29%
AerCap Ireland Capital DAC
3.00% 10/29/28	4,446,000	4,118,802
3.85% 10/29/41	2,065,000	1,617,123
5.10% 1/19/29	915,000	914,718
Air Lease
4.125% 12/15/26 μ, ψ	2,362,000	2,228,460
5.10% 3/1/29	553,000	554,689
5.20% 7/15/31	2,430,000	2,402,373
Apollo Debt Solutions BDC
144A 6.70% 7/29/31 #	2,350,000	2,414,503
144A 6.90% 4/13/29 #	1,270,000	1,314,964

Ares Capital 5.95% 7/15/29	1,695,000	1,714,633
Ares Strategic Income Fund
144A 5.60% 2/15/30 #	1,335,000	1,320,154
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Ares Strategic Income Fund
144A 5.70% 3/15/28 #	2,915,000	$ 2,915,573
Aviation Capital Group
144A 1.95% 1/30/26 #	3,553,000	3,441,939
144A 1.95% 9/20/26 #	255,000	242,267
144A 5.375% 7/15/29 #	1,845,000	1,847,238

Avolon Holdings Funding 144A 4.95% 1/15/28 #	3,880,000	3,846,297
Blackstone Private Credit Fund
144A 4.95% 9/26/27 #	2,375,000	2,347,154
144A 5.60% 11/22/29 #	1,160,000	1,145,980
144A 6.00% 11/22/34 #	1,845,000	1,801,517
Blue Owl Credit Income
144A 5.80% 3/15/30 #	4,100,000	4,039,730
144A 6.60% 9/15/29 #	725,000	740,360
		40,968,474
Insurance — 6.54%
Arthur J Gallagher & Co.
4.85% 12/15/29	730,000	726,980
5.00% 2/15/32	730,000	720,903
5.55% 2/15/55	3,290,000	3,161,695
Athene Global Funding
144A 1.985% 8/19/28 #	5,915,000	5,290,897
144A 2.717% 1/7/29 #	3,045,000	2,763,740

Athene Holding 6.625% 10/15/54 μ	1,755,000	1,749,570
Beacon Funding Trust 144A 6.266% 8/15/54 #	2,670,000	2,639,866
Elevance Health 4.75% 2/15/30	2,365,000	2,337,223
Marsh & McLennan 5.35% 11/15/44	4,765,000	4,627,424
Met Tower Global Funding 144A 4.00% 10/1/27 #	3,830,000	3,766,247
Pine Street Trust III 144A 6.223% 5/15/54 #	2,275,000	2,298,623
Principal Life Global Funding II 144A 3.00% 4/18/26 #	1,000,000	979,024
UnitedHealth Group 5.50% 7/15/44	1,270,000	1,232,780
		32,294,972
Natural Gas — 0.95%
Sempra
4.875% 10/15/25 μ, ψ	400,000	395,795
6.40% 10/1/54 μ	3,210,000	3,190,823

Spire Missouri 5.15% 8/15/34	1,105,000	1,098,774
		4,685,392
Real Estate Investment Trusts — 1.23%
American Homes 4 Rent 5.50% 7/15/34	2,435,000	2,414,574
    5

Schedules of investments
Macquarie VIP Corporate Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Extra Space Storage 2.35% 3/15/32	4,502,000	$ 3,686,460
		6,101,034
Technology — 7.02%
Accenture Capital
4.05% 10/4/29	3,460,000	3,359,079
4.25% 10/4/31	1,360,000	1,307,242
4.50% 10/4/34	2,110,000	2,005,949
Broadcom
144A 3.187% 11/15/36 #	1,940,000	1,563,568
144A 4.926% 5/15/37 #	570,000	542,499
5.05% 7/12/29	2,970,000	2,982,249
5.15% 11/15/31	1,850,000	1,862,501

CDW 3.276% 12/1/28	4,550,000	4,241,195
CoStar Group 144A 2.80% 7/15/30 #	2,431,000	2,126,492
KLA 4.95% 7/15/52	1,055,000	959,593
Marvell Technology 1.65% 4/15/26	2,255,000	2,164,965
Oracle
3.60% 4/1/50	1,986,000	1,392,553
4.20% 9/27/29	1,165,000	1,125,641
5.375% 9/27/54	1,155,000	1,065,553
6.125% 7/8/39	4,070,000	4,220,194
Roper Technologies
4.75% 2/15/32	1,345,000	1,311,453
4.90% 10/15/34	1,550,000	1,491,571

Sensata Technologies 144A 3.75% 2/15/31 #	1,115,000	975,996
		34,698,293
Transportation — 0.96%
CSX
4.75% 5/30/42	2,284,000	2,068,900
4.90% 3/15/55	2,990,000	2,672,798
		4,741,698
Total Corporate Bonds (cost $487,632,714)		480,697,760

Non-Agency Asset-Backed Securities — 1.21%
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	5,900,000	6,000,924
Total Non-Agency Asset-Backed Securities (cost $5,897,922)		6,000,924

	Number of shares	Value (US $)
Common Stock — 0.00%
Financials — 0.00%
MNSN Holdings =, †	1,168	$ 5,840
Total Common Stock (cost $8,760)		5,840

Preferred Stock — 0.13%
Financials — 0.13%
SVB Financial Trust =, †, ω	1,331	665,500
Total Preferred Stock (cost $674,477)		665,500

Short-Term Investments — 0.29%
Money Market Mutual Funds — 0.29%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	358,172	358,172
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	358,172	358,172
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	358,172	358,172
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	358,171	358,171
Total Short-Term Investments (cost $1,432,687)		1,432,687
Total Value of Securities—98.91% (cost $495,646,571)		$488,802,711
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

6

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $91,011,456, which represents 18.42% of the Series’ net assets. See Note 12 in “Notes to financial statements.”
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
BDC – Business Development Company
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFRINDX – Secured Overnight Financing Rate Index
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.
    7

Schedules of investments
Macquarie VIP Global Growth Series
December 31, 2024
	Number of shares	Value (US $)
Common Stocks — 99.02%Δ
Austria — 0.81%
Mondi	86,450	$ 1,290,063
		1,290,063
Canada — 0.85%
Canadian Natural Resources	43,597	1,345,839
		1,345,839
China — 2.66%
China Merchants Bank Class H	387,500	1,995,713
Midea Group Class A	216,700	2,233,130
		4,228,843
Denmark — 0.95%
Genmab †	7,231	1,510,141
		1,510,141
France — 3.62%
Airbus	17,949	2,877,743
LVMH Moet Hennessy Louis Vuitton	4,346	2,860,896
		5,738,639
Germany — 6.34%
Deutsche Telekom	77,373	2,318,335
Fresenius & Co. †	60,514	2,100,500
SAP	13,783	3,390,264
Siemens	11,546	2,251,409
		10,060,508
India — 3.17%
HDFC Bank	148,309	3,071,114
NTPC	504,377	1,963,868
		5,034,982
Italy — 1.54%
Ferrari	5,722	2,441,572
		2,441,572
Japan — 3.05%
Hoya	24,100	2,990,962
Renesas Electronics †	146,500	1,853,961
		4,844,923
Netherlands — 1.14%
Adyen 144A #, †	1,220	1,815,990
		1,815,990
Singapore — 1.52%
Sea ADR †	22,782	2,417,170
		2,417,170
South Korea — 1.17%
KB Financial Group	32,833	1,848,858
		1,848,858
	Number of shares	Value (US $)
Common StocksΔ (continued)
Spain — 1.34%
Banco Bilbao Vizcaya Argentaria	216,374	$ 2,118,486
		2,118,486
Sweden — 1.07%
Epiroc Class A	97,797	1,704,369
		1,704,369
Taiwan — 3.20%
Taiwan Semiconductor Manufacturing	155,000	5,082,432
		5,082,432
United Kingdom — 4.06%
AstraZeneca	13,411	1,757,497
BAE Systems	144,055	2,071,233
Diageo	82,214	2,611,689
		6,440,419
United States — 62.53%
Alphabet Class A	22,774	4,311,118
Amazon.com †	27,959	6,133,925
Aon Class A	5,654	2,030,691
Apple	22,216	5,563,331
BJ's Wholesale Club Holdings †	25,976	2,320,956
Blue Owl Capital	104,041	2,419,994
Carrier Global	31,756	2,167,665
Casey's General Stores	7,057	2,796,195
CDW	8,416	1,464,721
Coca-Cola	36,517	2,273,548
ConocoPhillips	13,901	1,378,562
CSX	70,399	2,271,776
Danaher	6,101	1,400,485
Discover Financial Services	10,389	1,799,686
DraftKings Class A †	45,007	1,674,260
Eli Lilly & Co.	4,075	3,145,900
Home Depot	8,654	3,366,319
Howmet Aerospace	29,413	3,216,900
Ingersoll Rand	26,061	2,357,478
Intercontinental Exchange	18,144	2,703,637
KLA	4,373	2,755,515
Lam Research	24,476	1,767,901
Mastercard Class A	7,618	4,011,410
Meta Platforms Class A	4,819	2,821,573
Microsoft	20,902	8,810,193
Morgan Stanley	18,168	2,284,081
Netflix †	2,928	2,609,785
NVIDIA	53,058	7,125,159
Procter & Gamble	14,163	2,374,427
Salesforce	12,704	4,247,328
Sherwin-Williams	7,778	2,643,976
Thermo Fisher Scientific	2,702	1,405,661
    8

	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
UnitedHealth Group	3,214	$ 1,625,834
		99,279,990
Total Common Stocks (cost $121,013,897)		157,203,224

Short-Term Investments — 0.82%
Money Market Mutual Funds — 0.82%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	325,909	325,909
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	325,909	325,909
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	325,909	325,909
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	325,910	325,910
Total Short-Term Investments (cost $1,303,637)		1,303,637
Total Value of Securities—99.84% (cost $122,317,534)		$158,506,861
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $1,815,990, which represents 1.14% of the Series’ net assets. See Note 12 in “Notes to financial statements.”
Summary of abbreviations:
ADR - American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
    9

Schedules of investments
Macquarie VIP Limited-Term Bond Series
December 31, 2024
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.18%
Freddie Mac REMICs Series 4505 PE 2.50% 5/15/44	156,262	$ 148,709
GNMA Series 2012-39 PA 2.00% 3/16/42	179,040	165,111
Total Agency Collateralized Mortgage Obligations (cost $336,598)		313,820

Agency Commercial Mortgage-Backed Securities — 1.61%
FREMF Mortgage Trust
Series 2015-KF12 B 144A 11.88% (SOFR + 7.21%, Floor 7.10%) 9/25/22 #, •	592,529	588,552
Series 2017-KF40 B 144A 7.48% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	484,433	458,012
Series 2018-K732 B 144A 4.096% 5/25/25 #, •	225,000	223,544
Series 2019-KF61 B 144A 6.98% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	306,819	279,692
Series 2019-KF68 B 144A 6.98% (SOFR + 2.31%, Floor 2.20%) 7/25/26 #, •	458,375	444,606
Series 2019-KF70 B 144A 7.08% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	269,906	254,094
Series 2020-KF74 B 144A 6.93% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	167,034	161,886
Series 2020-KF75 B 144A 7.03% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	332,223	307,352
Total Agency Commercial Mortgage-Backed Securities (cost $2,827,862)		2,717,738

Agency Mortgage-Backed Securities — 5.24%
Fannie Mae S.F. 30 yr
5.50% 12/1/52	1,340,603	1,326,495
6.00% 6/1/53	791,979	797,333
Fannie Mae S.F. 30 yr TBA
5.50% 1/1/55	1,953,000	1,927,120
6.00% 1/1/55	1,703,000	1,710,850
Freddie Mac S.F. 20 yr
4.50% 8/1/30	131,682	130,762
5.50% 7/1/43	551,348	552,434
Freddie Mac S.F. 30 yr
4.50% 10/1/52	948,393	893,849
5.00% 6/1/53	656,795	635,177

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

GNMA II S.F. 30 yr 5.00% 9/20/52	884,166	$ 860,470
Total Agency Mortgage-Backed Securities (cost $8,851,904)		8,834,490

Collateralized Debt Obligations — 5.22%
Bethpage Park CLO Series 2021-1A A 144A 6.048% (TSFR03M + 1.39%, Floor 1.13%) 1/15/35 #, •	600,000	600,575
BlueMountain CLO XXX Series 2020-30A AR 144A 6.026% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	1,000,000	1,001,034
Galaxy XXI CLO Series 2015-21A AR 144A 5.899% (TSFR03M + 1.28%) 4/20/31 #, •	781,593	782,439
KKR CLO 41 Series 2022-41A A1 144A 5.977% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	2,000,000	2,003,450
Regatta XIX Funding Series 2022-1A A1 144A 5.937% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, •	2,000,000	2,003,516
Sound Point CLO XXV Series 2019-4A A1R 144A 5.906% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	2,000,000	2,001,840
Venture 42 CLO Series 2021-42A A1A 144A 6.048% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	415,000	415,327
Total Collateralized Debt Obligations (cost $8,788,455)		8,808,181

Corporate Bonds — 33.03%
Banking — 9.26%
Bank of America
4.00% 1/22/25	1,000,000	999,531
5.819% 9/15/29 μ	340,000	348,486

Bank of Montreal 7.70% 5/26/84 μ	225,000	234,001
Bank of New York Mellon 5.802% 10/25/28 μ	573,000	588,305
Citibank
5.438% 4/30/26	250,000	252,383
5.488% 12/4/26	250,000	253,801
Citigroup
2.014% 1/25/26 μ	1,275,000	1,272,204
3.07% 2/24/28 μ	215,000	206,829
    10

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Deutsche Bank
6.72% 1/18/29 μ	424,000	$ 440,370
6.819% 11/20/29 μ	446,000	466,863
7.146% 7/13/27 μ	245,000	252,548
Goldman Sachs Group
4.25% 10/21/25	750,000	746,154
5.223% (SOFR + 0.79%) 12/9/26 •	1,300,000	1,303,210
JPMorgan Chase & Co.
4.08% 4/26/26 μ	2,245,000	2,239,488
5.012% 1/23/30 μ	175,000	174,873
5.571% 4/22/28 μ	195,000	198,340

KeyBank 5.85% 11/15/27	130,000	133,256
KeyCorp 5.716% (SOFRINDX + 1.25%) 5/23/25 •	730,000	730,667
Lloyds Banking Group 5.721% 6/5/30 μ	200,000	203,429
Morgan Stanley
6.138% 10/16/26 μ	1,595,000	1,611,592
6.296% 10/18/28 μ	425,000	440,693
6.407% 11/1/29 μ	73,000	76,276

Morgan Stanley Bank 5.504% 5/26/28 μ	250,000	253,526
PNC Financial Services Group 5.30% 1/21/28 μ	235,000	237,049
Popular 7.25% 3/13/28	215,000	221,597
State Street 4.993% 3/18/27	220,000	221,862
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	200,000	198,315
US Bancorp
2.375% 7/22/26	844,000	816,410
5.384% 1/23/30 μ	70,000	70,599
6.787% 10/26/27 μ	165,000	170,614

Wells Fargo Bank 5.254% 12/11/26	250,000	253,087
		15,616,358
Basic Industry — 0.63%
Newmont 5.30% 3/15/26	595,000	599,489
Novelis 144A 3.25% 11/15/26 #	480,000	457,630
		1,057,119
Brokerage — 0.42%
Jefferies Financial Group 5.875% 7/21/28	695,000	710,925
		710,925
Capital Goods — 4.00%
Amphenol 5.05% 4/5/27	785,000	791,952
Boeing 2.196% 2/4/26	1,525,000	1,479,801
Lennox International 1.35% 8/1/25	1,255,000	1,228,637
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	415,000	$ 423,906
Republic Services 0.875% 11/15/25	1,800,000	1,742,122
Waste Management 0.75% 11/15/25	1,120,000	1,084,163
		6,750,581
Communications — 3.06%
American Tower 5.20% 2/15/29	145,000	145,926
AT&T
1.70% 3/25/26	1,350,000	1,302,153
2.95% 7/15/26	270,000	263,332

Charter Communications Operating 6.15% 11/10/26	1,485,000	1,514,419
Meta Platforms 4.30% 8/15/29	710,000	701,233
Sirius XM Radio 144A 5.00% 8/1/27 #	460,000	447,772
T-Mobile USA 3.75% 4/15/27	815,000	796,454
		5,171,289
Consumer Cyclical — 1.15%
Ford Motor Credit
3.375% 11/13/25	780,000	768,112
5.80% 3/8/29	200,000	200,167
6.798% 11/7/28	200,000	207,324
6.80% 5/12/28	200,000	206,750

Hyundai Capital America 144A 5.275% 6/24/27 #	105,000	105,874
Prime Security Services Borrower
144A 3.375% 8/31/27 #	295,000	276,171
144A 5.75% 4/15/26 #	180,000	180,061
		1,944,459
Consumer Non-Cyclical — 1.57%
AbbVie 4.80% 3/15/29	1,055,000	1,054,484
Bunge Limited Finance 4.20% 9/17/29	630,000	611,592
McCormick & Co. 0.90% 2/15/26	1,025,000	982,301
		2,648,377
Electric — 1.70%
AEP Texas 5.45% 5/15/29	170,000	172,276
Duke Energy Carolinas 3.95% 11/15/28	350,000	340,352
National Rural Utilities Cooperative Finance
1.875% 2/7/25	1,350,000	1,345,998
4.80% 3/15/28	420,000	420,859

Pacific Gas & Electric 5.55% 5/15/29	120,000	122,014
PacifiCorp 5.10% 2/15/29	50,000	50,378
    11

Schedules of investments
Macquarie VIP Limited-Term Bond Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Vistra Operations 144A 5.125% 5/13/25 #	411,000	$ 410,871
		2,862,748
Energy — 3.27%
Diamondback Energy 5.20% 4/18/27	95,000	95,927
Enbridge 2.50% 2/14/25	820,000	817,622
Energy Transfer 5.55% 2/15/28	1,295,000	1,315,512
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	723,570	687,450
Kinder Morgan
5.00% 2/1/29	75,000	74,777
5.10% 8/1/29	235,000	235,089
Occidental Petroleum
5.20% 8/1/29	110,000	109,212
5.875% 9/1/25	1,494,000	1,499,608

Targa Resources Partners 5.00% 1/15/28	695,000	687,902
		5,523,099
Finance Companies — 1.83%
AerCap Ireland Capital DAC
3.00% 10/29/28	355,000	328,874
5.10% 1/19/29	1,965,000	1,964,395

Air Lease 5.20% 7/15/31	520,000	514,088
Avolon Holdings Funding 144A 4.95% 1/15/28 #	135,000	133,827
Blackstone Private Credit Fund 144A 5.60% 11/22/29 #	115,000	113,610
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	27,000	27,226
		3,082,020
Insurance — 2.58%
Aon North America 5.125% 3/1/27	170,000	171,217
Arthur J Gallagher & Co. 4.85% 12/15/29	1,615,000	1,608,318
Elevance Health 5.15% 6/15/29	600,000	603,491
New York Life Global Funding 144A 5.45% 9/18/26 #	665,000	675,415
Protective Life Global Funding 144A 1.618% 4/15/26 #	1,350,000	1,298,003
		4,356,444
Technology — 3.19%
Accenture Capital 4.05% 10/4/29	565,000	548,520
Baidu 1.72% 4/9/26	379,000	364,584
Broadcom 5.05% 7/12/29	505,000	507,083
Oracle
4.20% 9/27/29	115,000	111,115
5.80% 11/10/25	1,040,000	1,050,688

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

Roper Technologies 1.00% 9/15/25	1,400,000	$ 1,366,314
TSMC Global 144A 1.25% 4/23/26 #	1,500,000	1,434,209
		5,382,513
Transportation — 0.37%
ERAC USA Finance 144A 4.60% 5/1/28 #	625,000	621,341
		621,341
Total Corporate Bonds (cost $56,040,370)		55,727,273

Non-Agency Asset-Backed Securities — 19.94%
Chase Issuance Trust Series 2024-A1 A 4.60% 1/16/29	1,500,000	1,503,885
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	580,516	581,768
Crown Castle Towers 144A 3.663% 5/15/25 #	950,000	945,081
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	174,729	174,647
Series 2023-3 A2 144A 6.40% 3/20/30 #	1,223,477	1,246,560

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	800,000	803,941
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	1,350,000	1,316,691
Series 2023-C A3 5.53% 9/15/28	2,000,000	2,026,436
Series 2024-B A3 5.10% 4/15/29	1,900,000	1,922,201

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	1,800,000	1,824,637
GM Financial Automobile Leasing Trust Series 2024-1 A3 5.09% 3/22/27	2,000,000	2,012,179
GMF Floorplan Owner Revolving Trust
Series 2023-1 A2 144A 5.748% (SOFR + 1.15%) 6/15/28 #, •	2,250,000	2,274,719
Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	1,009,978

GTE Auto Receivables Trust Series 2023-1 A2 144A 5.65% 8/17/26 #	144,442	144,510

12

	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Hyundai Auto Lease Securitization Trust
Series 2023-A A3 144A 5.05% 1/15/26 #	432,782	$ 432,976
Series 2024-A A3 144A 5.02% 3/15/27 #	1,000,000	1,005,187
Series 2024-C A3 144A 4.62% 4/17/28 #	500,000	500,283

NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 5.498% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	1,300,000	1,308,220
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,006,521
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	2,000,000	2,010,653
SBA Tower Trust
144A 1.884% 1/15/26 #	1,155,000	1,119,133
144A 2.836% 1/15/25 #	1,621,000	1,619,337
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	190,000	190,978
Series 2024-B A3 5.33% 1/16/29	1,000,000	1,013,645
Verizon Master Trust
Series 2022-2 A 1.53% 7/20/28	1,500,000	1,497,650
Series 2024-3 A1A 5.34% 4/22/30	1,000,000	1,016,843

Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	1,000,000	1,009,400
Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.235% (SOFR + 0.63%) 3/22/27 •	1,313,034	1,315,407
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	810,000	809,116
Total Non-Agency Asset-Backed Securities (cost $33,474,722)		33,642,582

Non-Agency Collateralized Mortgage Obligations — 2.66%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, φ	1,399,135	1,419,070
OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	1,412,817	1,432,411
Radnor Re Series 2024-1 M1A 144A 6.56% (SOFR + 2.00%, Floor 2.00%) 9/25/34 #, •	175,258	175,448
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	1,440,276	$ 1,455,035
Total Non-Agency Collateralized Mortgage Obligations (cost $4,427,437)		4,481,964

US Treasury Obligations — 30.38%
US Treasury Notes
3.75% 8/31/26	385,000	382,013
3.75% 8/15/27	5,840,000	5,766,716
4.00% 12/15/27	14,860,000	14,746,299
4.125% 11/15/27	16,280,000	16,210,708
4.25% 11/30/26	9,165,000	9,163,894
4.375% 7/15/27	4,975,000	4,988,543
Total US Treasury Obligations (cost $51,355,660)		51,258,173
Total Value of Securities—98.26% (cost $166,103,008)		$165,784,221
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of Rule 144A securities was $40,931,122, which represents 24.26% of the Series’ net assets. See Note 12 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at December 31, 2024 through maturity date.
    13

Schedules of investments
Macquarie VIP Limited-Term Bond Series
The following futures contracts were outstanding at December 31, 2024:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
30	US Treasury 2 yr Notes	$6,168,281	$6,171,399	3/31/25	$(3,118)	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 10 in “Notes to financial statements.”
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFRINDX – Secured Overnight Financing Rate Index
TBA – To be announced
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.
14

Macquarie VIP Value Series
December 31, 2024
	Number of shares	Value (US $)
Common Stocks — 99.07%
Communication Services — 6.01%
Electronic Arts	39,636	$ 5,798,747
Walt Disney	54,600	6,079,710
		11,878,457
Consumer Discretionary — 8.94%
Genuine Parts	48,845	5,703,142
Lowe's	23,791	5,871,619
NIKE Class B	80,654	6,103,088
		17,677,849
Consumer Staples — 6.16%
Conagra Brands	235,800	6,543,450
Hershey	33,298	5,639,016
		12,182,466
Energy — 5.96%
Chevron	39,900	5,779,116
Exxon Mobil	55,800	6,002,406
		11,781,522
Financials — 18.24%
Allstate	31,402	6,053,992
Bank of America	135,000	5,933,250
Fidelity National Information Services	75,229	6,076,246
Travelers	25,200	6,070,428
Truist Financial	137,800	5,977,764
US Bancorp	124,000	5,930,920
		36,042,600
Healthcare — 17.16%
Baxter International	198,600	5,791,176
Cigna Group	20,300	5,605,642
CVS Health	108,224	4,858,175
Hologic †	81,700	5,889,753
Johnson & Johnson	40,500	5,857,110
Merck & Co.	59,400	5,909,112
		33,910,968
Industrials — 12.16%
Dover	31,300	5,871,880
Honeywell International	27,400	6,189,386
Jacobs Solutions	44,706	5,973,616
Northrop Grumman	12,800	6,006,912
		24,041,794
Information Technology — 15.40%
Analog Devices	28,524	6,060,209
Cisco Systems	105,975	6,273,720
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Cognizant Technology Solutions Class A	78,927	$ 6,069,486
Oracle	34,705	5,783,241
Teledyne Technologies †	13,489	6,260,650
		30,447,306
Materials — 2.96%
DuPont de Nemours	76,606	5,841,208
		5,841,208
Real Estate — 3.06%
Equity Residential	84,300	6,049,368
		6,049,368
Utilities — 3.02%
Duke Energy	55,300	5,958,022
		5,958,022
Total Common Stocks (cost $199,632,028)		195,811,560

Short-Term Investments — 0.94%
Money Market Mutual Funds — 0.94%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	464,694	464,694
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	464,694	464,694
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	464,695	464,695
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	464,694	464,694
Total Short-Term Investments (cost $1,858,777)		1,858,777
Total Value of Securities—100.01% (cost $201,490,805)		$197,670,337
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.
    15

Statements of assets and liabilities
Ivy Variable Insurance Portfolios
December 31, 2024
	Macquarie VIP Core Equity Series	Macquarie VIP Corporate Bond Series	Macquarie VIP Global Growth Series	Macquarie VIP Limited-Term Bond Series	Macquarie VIP Value Series
Assets:
Investments, at value*	$681,797,471	$488,802,711	$158,506,861	$165,784,221	$197,670,337
Foreign currencies, at valueΔ	—	—	86,456	—	—
Cash	—	—	—	5,654,047	—
Cash collateral due from broker on futures contracts	—	—	—	39,600	—
Dividend and interest receivable	554,405	6,009,272	76,473	1,158,991	288,205
Receivable for series shares sold	35,596	108,014	15,093	58,894	4,614
Foreign tax reclaims receivable	18,769	—	468,376	—	—
Prepaid expenses	1,914	1,373	501	179	494
Other assets	—	401	—	—	—
Total Assets	682,408,155	494,921,771	159,153,760	172,695,932	197,963,650
Liabilities:
Due to custodian	53,702	—	—	—	—
Payable for series shares redeemed	774,725	355,009	71,545	111,750	79,063
Investment management fees payable to affiliates	362,823	203,311	41,786	85,894	120,657
Distribution fees payable to affiliates	144,799	107,006	34,750	36,340	43,130
Trustees' fees payable to non-affiliates	53,738	37,381	41,588	11,416	28,118
Accounting and administration expenses payable to affiliates	32,721	28,060	—	15,950	20,900
Other accrued expenses	13,073	26,161	15,671	22,803	10,751
Custody fees payable	7,810	84	23,125	—	4,088
Payable for securities purchased	—	—	—	3,688,364	—
Accrued capital gains taxes on appreciated securities	—	—	161,215	—	—
Total Liabilities	1,443,391	757,012	389,680	3,972,517	306,707
Total Net Assets	$680,964,764	$494,164,759	$158,764,080	$168,723,415	$197,656,943

Net Assets Consist of:
Paid-in capital	$401,448,348	$564,834,680	$110,590,129	$178,501,531	$177,096,705
Total distributable earnings (loss)	279,516,416	(70,669,921)	48,173,951	(9,778,116)	20,560,238
Total Net Assets	$680,964,764	$494,164,759	$158,764,080	$168,723,415	$197,656,943

Net Asset Value

Service Class:
Net assets	$680,964,764	$494,164,759	$158,764,080	$168,723,415	$197,656,943
Shares of beneficial interest outstanding, unlimited authorization, no par	47,447,942	106,189,551	43,535,955	35,928,006	42,223,675
Net asset value per share	$14.35	$4.65	$3.65	$4.70	$4.68
*Investments, at cost	$504,285,801	$495,646,571	$122,317,534	$166,103,008	$201,490,805
ΔForeign currencies, at cost	—	—	86,847	—	—
See accompanying notes, which are an integral part of the financial statements.
    16

Statements of operations
Ivy Variable Insurance Portfolios
Year ended December 31, 2024
	Macquarie VIP Core Equity Series	Macquarie VIP Corporate Bond Series	Macquarie VIP Global Growth Series	Macquarie VIP Limited-Term Bond Series	Macquarie VIP Value Series
Investment Income:
Dividends	$7,307,391	$475,169	$2,450,392	$—	$7,147,579
Interest	—	28,376,317	—	8,272,585	—
Foreign tax withheld	(96,769)	—	(168,537)	—	—
	7,210,622	28,851,486	2,281,855	8,272,585	7,147,579

Expenses:
Management fees	4,509,848	2,555,810	1,301,429	918,023	2,027,920
Distribution expenses — Service Class	1,610,660	1,345,163	382,773	459,011	724,257
Accounting and administration expenses	128,820	112,671	69,053	58,171	80,094
Dividend disbursing and transfer agent fees and expenses	51,689	40,343	15,379	11,508	21,895
Legal fees	40,533	30,067	17,202	10,765	19,456
Audit and tax fees	33,179	51,525	97,376	48,051	36,033
Trustees’ fees	28,548	24,365	6,677	8,310	13,410
Reports and statements to shareholders expenses	14,079	12,869	5,432	5,267	8,796
Custodian fees	12,869	7,637	38,479	4,038	5,165
Other	25,923	26,586	57,503	20,402	12,536
	6,456,148	4,207,036	1,991,303	1,543,546	2,949,562
Less expenses waived	(335,488)	—	(320,602)	(76,435)	(41,467)
Less expenses paid indirectly	(152)	(7,454)	(31)	(4,020)	(26)
Total operating expenses	6,120,508	4,199,582	1,670,670	1,463,091	2,908,069
Net Investment Income (Loss)	1,090,114	24,651,904	611,185	6,809,494	4,239,510

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1,2]	101,269,482	(13,821,879)	17,858,794	448,102	20,174,367
Foreign currencies	—	—	(43,150)	—	—
Futures contracts	—	—	—	(134,257)	—
Swap contracts	—	—	—	19,366	—
Net increase from payment by affiliates[3]	—	—	1,176	—	1,700
Net realized gain (loss)	101,269,482	(13,821,879)	17,816,820	333,211	20,176,067

Net change in unrealized appreciation (depreciation) on:
Investments[4]	42,794,838	2,782,052	4,772,488	626,909	(1,338,809)
Foreign currencies	—	—	(51,669)	—	—
Futures contracts	—	—	—	(190,176)	—
Net change in unrealized appreciation (depreciation)	42,794,838	2,782,052	4,720,819	436,733	(1,338,809)
Net Realized and Unrealized Gain (Loss)	144,064,320	(11,039,827)	22,537,639	769,944	18,837,258
Net Increase (Decrease) in Net Assets Resulting from Operations	$145,154,434	$13,612,077	$23,148,824	$7,579,438	$23,076,768
[1]	Includes $(175,740) capital gains taxes paid for Macquarie VIP Global Growth Series.
[2]	Includes $124,273 in proceeds received from the settlement of class action litigation for Macquarie VIP Global Growth Series.
[3]	See Note 2 in “Notes to financial statements.”
[4]	Includes net change of $31,792 on capital gains taxes accrued for Macquarie VIP Global Growth Series.
See accompanying notes, which are an integral part of the financial statements.
    17

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Core Equity Series		Macquarie VIP Corporate Bond Series
	Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,090,114	$2,229,461	$24,651,904	$16,500,770
Net realized gain (loss)	101,269,482	64,183,094	(13,821,879)	(40,850,566)
Net change in unrealized appreciation (depreciation)	42,794,838	58,761,862	2,782,052	61,341,355
Net increase (decrease) in net assets resulting from operations	145,154,434	125,174,417	13,612,077	36,991,559

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[1]	(65,923,487)	(60,100,427)	(16,459,101)	(13,257,814)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Service Class[1]	109,301,601	7,668,272	49,614,483	139,456,895

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[1]	65,923,487	60,100,427	16,459,101	13,257,814
	175,225,088	67,768,699	66,073,584	152,714,709
Cost of shares redeemed:
Service Class[1]	(164,140,370)	(139,469,456)	(139,129,563)	(97,688,617)
Increase (decrease) in net assets derived from capital share transactions	11,084,718	(71,700,757)	(73,055,979)	55,026,092
Net Increase (Decrease) in Net Assets	90,315,665	(6,626,767)	(75,903,003)	78,759,837

Net Assets:
Beginning of year	590,649,099	597,275,866	570,067,762	491,307,925
End of year	$680,964,764	$590,649,099	$494,164,759	$570,067,762
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.
    18

	Macquarie VIP Global Growth Series		Macquarie VIP Limited-Term Bond Series
	Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$611,185	$1,527,816	$6,809,494	$8,333,518
Net realized gain (loss)	17,815,644[1]	1,478,674	333,211	(5,458,747)
Net increase from payment by affiliates	1,176[2]	—	—	—
Net change in unrealized appreciation (depreciation)	4,720,819	18,584,367	436,733	9,545,720
Net increase (decrease) in net assets resulting from operations	23,148,824	21,590,857	7,579,438	12,420,491

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[3]	(2,811,244)	(24,662,684)	(8,544,634)	(5,233,135)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Service Class[3]	16,786,761	2,663,615	19,042,521	28,235,811

Net assets from reorganization:[4]
Service Class	27,761,653	—	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[3]	2,811,244	24,662,684	8,544,634	5,233,135
	47,359,658	27,326,299	27,587,155	33,468,946
Cost of shares redeemed:
Service Class[3]	(31,412,165)	(19,043,336)	(48,368,368)	(162,986,855)
Increase (decrease) in net assets derived from capital share transactions	15,947,493	8,282,963	(20,781,213)	(129,517,909)
Net Increase (Decrease) in Net Assets	36,285,073	5,211,136	(21,746,409)	(122,330,553)

Net Assets:
Beginning of year	122,479,007	117,267,871	190,469,824	312,800,377
End of year	$158,764,080	$122,479,007	$168,723,415	$190,469,824
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
[4]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    19

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Value Series
	Year ended
	12/31/24	12/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,239,510	$5,158,802
Net realized gain (loss)	20,174,367[1]	36,237,177
Net increase from payment by affiliates	1,700[2]	—
Net change in unrealized appreciation (depreciation)	(1,338,809)	(14,861,722)
Net increase (decrease) in net assets resulting from operations	23,076,768	26,534,257

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[3]	(41,180,267)	(55,315,506)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Service Class[3]	12,139,425	17,858,856

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[3]	41,180,267	55,315,506
	53,319,692	73,174,362
Cost of shares redeemed:
Service Class[3]	(171,954,038)	(64,287,986)
Increase (decrease) in net assets derived from capital share transactions	(118,634,346)	8,886,376
Net Decrease in Net Assets	(136,737,845)	(19,894,873)

Net Assets:
Beginning of year	334,394,788	354,289,661
End of year	$197,656,943	$334,394,788
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.
    20

Financial highlights
Macquarie VIP Core Equity Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$12.78	$11.50	$17.69	$14.36	$12.63

Income (loss) from investment operations:
Net investment income[1]	0.02	0.04	0.05	0.03	0.06
Net realized and unrealized gain (loss)	3.11	2.50	(3.18)	4.01	2.44
Total from investment operations	3.13	2.54	(3.13)	4.04	2.50

Less dividends and distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.09)	(0.07)
Net realized gain	(1.51)	(1.21)	(3.03)	(0.62)	(0.70)
Total dividends and distributions	(1.56)	(1.26)	(3.06)	(0.71)	(0.77)

Net asset value, end of period	$14.35	$12.78	$11.50	$17.69	$14.36

Total return[2]	25.69%	23.51%	(17.33%)	28.94%	21.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$680,965	$590,649	$597,276	$735[3]	$737[3]
Ratio of expenses to average net assets[4]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets prior to fees waived[4]	1.00%	1.00%	1.01%	0.99%	1.00%
Ratio of net investment income to average net assets	0.17%	0.38%	0.36%	0.19%	0.51%
Ratio of net investment income to average net assets prior to fees waived	0.12%	0.33%	0.30%	0.15%	0.46%
Portfolio turnover	39%	40%	47%	29%	58%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    21

Financial highlights
Macquarie VIP Corporate Bond Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.68	$4.49	$5.63	$6.05	$5.60

Income (loss) from investment operations:
Net investment income[1]	0.21	0.15	0.12	0.11	0.14
Net realized and unrealized gain (loss)	(0.10)	0.17	(1.00)	(0.17)	0.46
Total from investment operations	0.11	0.32	(0.88)	(0.06)	0.60

Less dividends and distributions from:
Net investment income	(0.14)	(0.13)	(0.12)	(0.12)	(0.15)
Net realized gain	—	—	(0.14)	(0.24)	—
Total dividends and distributions	(0.14)	(0.13)	(0.26)	(0.36)	(0.15)

Net asset value, end of period	$4.65	$4.68	$4.49	$5.63	$6.05

Total return[2]	2.45%	7.27%	(15.86%)	(0.85%)	10.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$494,165	$570,068	$491,308	$668[3]	$685[3]
Ratio of expenses to average net assets[4]	0.78%	0.79%	0.80%	0.76%	0.77%
Ratio of expenses to average net assets prior to fees waived[4]	0.78%	0.79%	0.80%	0.76%	0.77%
Ratio of net investment income to average net assets	4.58%	3.38%	2.45%	1.90%	2.34%
Ratio of net investment income to average net assets prior to fees waived	4.58%	3.38%	2.45%	1.90%	2.34%
Portfolio turnover	139%	93%	67%	85%	95%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
22

Macquarie VIP Global Growth Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$3.17	$3.33	$4.81	$4.29	$3.58

Income (loss) from investment operations:
Net investment income[1]	0.01	0.04[2]	0.01	0.02	—
Net realized and unrealized gain (loss)	0.53[3]	0.53	(0.87)	0.72	0.72
Payment by affiliates	—[4]	—	—	—	—
Total from investment operations	0.54	0.57	(0.86)	0.74	0.72

Less dividends and distributions from:
Net investment income	(0.03)	—[5]	(0.03)	—	(0.01)
Net realized gain	(0.03)	(0.73)	(0.59)	(0.22)	—
Total dividends and distributions	(0.06)	(0.73)	(0.62)	(0.22)	(0.01)

Net asset value, end of period	$3.65	$3.17	$3.33	$4.81	$4.29

Total return[6]	17.08%[3,4]	19.90%[2]	(17.49%)	17.86%	20.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$158,764	$122,479	$117,268	$160[7]	$156[7]
Ratio of expenses to average net assets[8]	1.09%[9]	1.13%	1.13%	1.13%	1.13%
Ratio of expenses to average net assets prior to fees waived[8]	1.30%[9]	1.26%	1.24%	1.18%	1.23%
Ratio of net investment income to average net assets	0.40%	1.28%	0.37%	0.43%	0.06%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.19%	1.15%	0.26%	0.38%	(0.04%)
Portfolio turnover	49%	45%	72%	22%	33%
[1]	Calculated using average shares outstanding.
[2]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 and total return by 0.60%. See Note 1 in "Notes to financial statements."
[3]	Amount includes non-recurring payment for litigation proceeds, which represents a class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by less than $0.005 and total return by less than 0.005%.
[4]	Payment by affiliates are less than $0.005 per share and 0.005% on total return, respectively.
[5]	Amount is less than $(0.005) per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[9]	Includes non-recurring expenses of 0.03% for the year ended December 31, 2024.
See accompanying notes, which are an integral part of the financial statements.
    23

Financial highlights
Macquarie VIP Limited-Term Bond Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.72	$4.58	$4.89	$5.01	$4.95

Income (loss) from investment operations:
Net investment income[1]	0.17	0.13	0.07	0.05	0.08
Net realized and unrealized gain (loss)	0.03	0.09	(0.28)	(0.07)	0.12
Total from investment operations	0.20	0.22	(0.21)	(0.02)	0.20

Less dividends and distributions from:
Net investment income	(0.22)	(0.08)	(0.06)	(0.08)	(0.14)
Net realized gain	—	—	(0.04)	(0.02)	—
Total dividends and distributions	(0.22)	(0.08)	(0.10)	(0.10)	(0.14)

Net asset value, end of period	$4.70	$4.72	$4.58	$4.89	$5.01

Total return[2]	4.33%[3]	4.73%	(4.20%)	(0.49%)	4.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$168,723	$190,470	$312,800	$391[4]	$430[4]
Ratio of expenses to average net assets[5]	0.80%	0.86%	0.82%	0.79%	0.81%
Ratio of expenses to average net assets prior to fees waived[5]	0.84%	0.86%	0.82%	0.79%	0.81%
Ratio of net investment income to average net assets	3.71%	2.82%	1.56%	1.05%	1.60%
Ratio of net investment income to average net assets prior to fees waived	3.67%	2.82%	1.56%	1.05%	1.60%
Portfolio turnover	159%	143%	144%	48%	74%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
24

Macquarie VIP Value Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$5.04	$5.56	$8.24	$6.40	$6.72

Income (loss) from investment operations:
Net investment income[1]	0.07	0.08	0.09	0.08	0.09
Net realized and unrealized gain (loss)	0.24	0.32	(0.51)	1.90	(0.05)
Payment by affiliates	—[2]	—	—	—	—
Total from investment operations	0.31	0.40	(0.42)	1.98	0.04

Less dividends and distributions from:
Net investment income	(0.08)	(0.09)	(0.10)	(0.14)	(0.12)
Net realized gain	(0.59)	(0.83)	(2.16)	—	(0.24)
Total dividends and distributions	(0.67)	(0.92)	(2.26)	(0.14)	(0.36)

Net asset value, end of period	$4.68	$5.04	$5.56	$8.24	$6.40

Total return[3]	6.47%[2,4]	8.27%	(4.90%)	31.18%	1.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$197,657	$334,395	$354,290	$370[5]	$465[5]
Ratio of expenses to average net assets[6]	1.00%	1.02%	1.01%	1.00%	1.01%
Ratio of expenses to average net assets prior to fees waived[6]	1.02%	1.02%	1.01%	1.00%	1.01%
Ratio of net investment income to average net assets	1.46%	1.53%	1.37%	1.11%	1.57%
Ratio of net investment income to average net assets prior to fees waived	1.44%	1.53%	1.37%	1.11%	1.57%
Portfolio turnover	30%	110%[7]	72%	41%	63%
[1]	Calculated using average shares outstanding.
[2]	Payment by affiliates are less than $0.005 per share and 0.005% on total return, respectively.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2023 due to the repositioning of the Series.
See accompanying notes, which are an integral part of the financial statements.
    25

Notes to financial statements
Ivy Variable Insurance Portfolios
December 31, 2024
Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 24 series. These financial statements and the related notes pertain to 5 series: Macquarie VIP Core Equity Series (formerly, Delaware Ivy VIP Core Equity through April 30, 2024), Macquarie VIP Corporate Bond Series (formerly, Delaware Ivy VIP Corporate Bond through April 30, 2024), Macquarie VIP Global Growth Series (formerly, Delaware Ivy VIP Global Growth through April 30, 2024), Macquarie VIP Limited-Term Bond Series (formerly, Delaware Ivy VIP Limited-Term Bond through April 30, 2024), and Macquarie VIP Value Series (formerly, Delaware Ivy VIP Value through April 30, 2024) (each, a Series and collectively, the Series). The Trust is an open-end investment company. Each of the Series are diversified as defined in the Investment Company Act of 1940, as amended (1940 Act). Each Series offers Service Class (formerly, Class II) shares. The Service Class shares carry a distribution and service (12b-1) fee. The shares of the Series’ are sold only to variable life insurance separate accounts and variable annuity separate accounts.
1. Significant Accounting Policies
Each Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’ s Pricing Policy (the Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as each Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Series may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider
    26

significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Series evaluates tax positions taken or expected to be taken in the course of preparing each Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Series’ tax positions taken or expected to be taken on each Series’ federal income tax returns through the year ended December 31, 2024, and for all open tax years (years ended December 31, 2021–December 31, 2023), and has concluded that no provision for federal income tax is required in each Series’ financial statements. In regard to foreign taxes only, each Series has open tax years in certain foreign countries in which it invests that may date back to the inception of each Series. If applicable, each Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the year ended December 31, 2024, the Series did not incur any interest or tax penalties.
As a result of several court cases, in certain countries across the European Union, the Series filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for EU reclaims is reflected as "Reclaim income" on the “Statements of operations.” Any fees associated with these filings are included on the “Statements of operations” under “Audit and tax fees.” For US income tax purposes, EU reclaims received by the Series, if any, reduce the amount of foreign taxes series shareholders can use as tax deductions or credits on their income tax returns.
To Be Announced Trades (TBA) — Each Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by each Series to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by each Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — Each Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, each Series intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, each Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations
    27

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
of each Series under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to a Series are charged directly to that Series. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Series’ understanding of the applicable country’s tax rules and rates. Certain Series file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Series will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. Each Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Each Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, each Series’ investment adviser, acts as each Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Series has a single operating segment since each Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Series’ financial statements. Adoption of the new standard impacted each Series’ financial statements note disclosures only, and did not affect each Series’ financial position or the results of its operations.
    28

Each Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, the Series earned the following amounts under this arrangement:
Series	Custody Credits
Macquarie VIP Core Equity Series	$148
Macquarie VIP Corporate Bond Series	7,451
Macquarie VIP Global Growth Series	28
Macquarie VIP Limited-Term Bond Series	4,014
Macquarie VIP Value Series	22
Each Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, each Series earned the following amounts under this arrangement:
Series	Earnings Credits
Macquarie VIP Core Equity Series	$4
Macquarie VIP Corporate Bond Series	3
Macquarie VIP Global Growth Series	3
Macquarie VIP Limited-Term Bond Series	6
Macquarie VIP Value Series	4
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Series pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Series' average daily net assets as follows:
Series	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie VIP Core Equity Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Macquarie VIP Corporate Bond Series	0.475% of net assets up to $1 billion;
0.450% of net assets over $1 billion and up to $1.5 billion;
0.400% of net assets over $1.5 billion.

Macquarie VIP Global Growth Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Macquarie VIP Limited-Term Bond Series	0.50% of net assets up to $500 million;
0.45% of net assets over $500 million and up to $1 billion;
0.40% of net assets over $1 billion and up to $1.5 billion;
0.35% of net assets over $1.5 billion.

Macquarie VIP Value Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

    29

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
DMC has entered into sub-advisory agreements with the following entities on behalf of the Series:
Each of Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Group Limited (MIMGL) are a part of Macquarie Asset Management (MAM) and an affiliate of DMC (the Affiliated Sub-Advisors). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited.
With respect to Macquarie VIP Core Equity Series, Macquarie VIP Global Growth Series, and Macquarie VIP Value Series, DMC has principal responsibility for the Series and may seek quantitative support from MIMGL and may utilize MIMGL to execute Series security trades on behalf of DMC. With respect to Macquarie VIP Corporate Bond Series and Macquarie VIP Limited-Term Bond Series, DMC has principal responsibility for the Series and may seek investment advice and recommendations from MIMGL and may permit MIMGL to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL’s specialized market knowledge.
With respect to Macquarie VIP Corporate Bond Series and Macquarie VIP Limited-Term Bond Series, DMC has principal responsibility for the Series and may seek investment advice and recommendations from MIMEL and may permit MIMEL to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s specialized market knowledge.
In addition, with respect to Macquarie VIP Corporate Bond Series and Macquarie VIP Limited-Term Bond Series, DMC has principal responsibility for the Series and may seek investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK’s specialized market knowledge.
Pursuant to the terms of the relevant sub-advisory agreement, an investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding the following percentages of each Series' average daily net assets from January 1, 2024 (except as noted) through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and each Series. The waivers and reimbursements are accrued daily and received monthly.
Series	Operating expense limitation as a percentage of average daily net assets
Macquarie VIP Core Equity Series	0.70%
Macquarie VIP Corporate Bond Series	0.53%*
Macquarie VIP Global Growth Series	0.79%**
Macquarie VIP Limited-Term Bond Series	0.54%***
Macquarie VIP Value Series	0.75%****
*	Effective May 1, 2024. Prior to May 1, 2024, the Series had no expense limitation.
**	Effective May 1, 2024. Prior to May 1, 2024, the expense limitation was 0.88%.
***	Effective May 1, 2024. Prior to May 1, 2024, the expense limitation was 0.56%.
****	Effective May 1, 2024. Prior to May 1, 2024, the expense limitation was 0.76%.
    30

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as percentage of average daily net assets from January 1, 2024 (except as noted) through April 30, 2025, unless terminated by agreement of DMC and the Series, is as follows:
Series	Operating expense limitation as a percentage of average daily net assets Service Class shares
Macquarie VIP Core Equity Series	0.95%
Macquarie VIP Corporate Bond Series	0.78%*
Macquarie VIP Global Growth Series	1.04%**
Macquarie VIP Limited-Term Bond Series	0.79%***
Macquarie VIP Value Series	1.00%****
*	Effective May 1, 2024. Prior to May 1, 2024, the Series had no expense limitation.
**	Effective May 1, 2024. Prior to May 1, 2024, the expense limitation was 1.13%.
***	Effective May 1, 2024. Prior to May 1, 2024, the expense limitation was 0.81%.
****	Effective May 1, 2024. Prior to May 1, 2024, the expense limitation was 1.01%.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended December 31, 2024, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Core Equity Series	$33,037
Macquarie VIP Corporate Bond Series	28,230
Macquarie VIP Global Growth Series	10,906
Macquarie VIP Limited-Term Bond Series	12,268
Macquarie VIP Value Series	17,031
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended December 31, 2024, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Core Equity Series	$48,320
Macquarie VIP Corporate Bond Series	40,355
Macquarie VIP Global Growth Series	11,483
Macquarie VIP Limited-Term Bond Series	13,770
Macquarie VIP Value Series	21,728
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to each Series. Sub-transfer agency fees are paid by each Series and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
    31

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Pursuant to a distribution agreement and distribution plan, each Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly.
As provided in the investment management agreement, each Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Series. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended December 31, 2024, each Series paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Series	Fees
Macquarie VIP Core Equity Series	$15,313
Macquarie VIP Corporate Bond Series	13,160
Macquarie VIP Global Growth Series	4,238
Macquarie VIP Limited-Term Bond Series	4,499
Macquarie VIP Value Series	7,365
Trustees’ fees include expenses accrued by each Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of a Series, a Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the year ended December 31, 2024, DMC reimbursed Macquarie VIP Global Growth Series and Macquarie VIP Value Series $1,176 and $1,700, respectively, for commissions related to a trade error. These amounts are included in “Net increase from payment by affiliates” in the "Statements of operations." Payment by affiliates had no impact on total return.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Series.
3. Investments
For the year ended December 31, 2024, each Series made purchases and sales of investment securities other than short-term investments as follows:
Series	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Macquarie VIP Core Equity Series	$248,883,901	$—	$312,027,553	$—
Macquarie VIP Corporate Bond Series	697,198,683	34,088,513	730,003,425	60,735,206
Macquarie VIP Global Growth Series	74,533,673	—	98,067,589	—
Macquarie VIP Limited-Term Bond Series	43,258,917	235,914,087	63,772,897	230,169,913
Macquarie VIP Value Series	83,898,644	—	238,054,476	—
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Series were as follows:
    32

Series	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Macquarie VIP Core Equity Series	$504,395,383	$185,201,267	$(7,799,179)	$177,402,088
Macquarie VIP Corporate Bond Series	495,647,174	4,919,732	(11,764,195)	(6,844,463)
Macquarie VIP Global Growth Series	122,344,327	41,362,344	(5,199,810)	36,162,534
Macquarie VIP Limited-Term Bond Series	166,099,890	687,387	(1,006,174)	(318,787)
Macquarie VIP Value Series	201,636,558	14,824,014	(18,790,235)	(3,966,221)
US GAAP defines fair value as the price that each Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Series' investments by fair value hierarchy levels as of December 31, 2024:
Macquarie VIP Core Equity Series
Level 1
Securities
Assets:
Common Stocks	$662,410,748
Short-Term Investments	19,386,723
Total Value of Securities	$681,797,471

    33

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
	Macquarie VIP Corporate Bond Series
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$—	$—[1]	$—
Common Stock	—	—	5,840	5,840
Corporate Bonds	—	480,697,760	—	480,697,760
Non-Agency Asset-Backed Securities	—	6,000,924	—	6,000,924
Preferred Stock	—	—	665,500	665,500
Short-Term Investments	1,432,687	—	—	1,432,687
Total Value of Securities	$1,432,687	$486,698,684	$671,340	$488,802,711

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be Level 3 investment in this table.
	Macquarie VIP Global Growth Series
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Communication Services	$12,159,646	$2,318,335	$14,477,981
Consumer Discretionary	16,268,530	2,441,572	18,710,102
Consumer Staples	12,376,815	—	12,376,815
Energy	2,724,401	—	2,724,401
Financials	24,250,802	1,848,858	26,099,660
Healthcare	9,335,377	6,601,603	15,936,980
Industrials	14,962,795	3,955,778	18,918,573
Information Technology	36,816,580	5,244,225	42,060,805
Materials	3,934,039	—	3,934,039
Utilities	1,963,868	—	1,963,868
Short-Term Investments	1,303,637	—	1,303,637
Total Value of Securities	$136,096,490	$22,410,371	$158,506,861
    34

	Macquarie VIP Limited-Term Bond Series
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$313,820	$313,820
Agency Commercial Mortgage-Backed Securities	—	2,717,738	2,717,738
Agency Mortgage-Backed Securities	—	8,834,490	8,834,490
Collateralized Debt Obligations	—	8,808,181	8,808,181
Corporate Bonds	—	55,727,273	55,727,273
Non-Agency Asset-Backed Securities	—	33,642,582	33,642,582
Non-Agency Collateralized Mortgage Obligations	—	4,481,964	4,481,964
US Treasury Obligations	—	51,258,173	51,258,173
Total Value of Securities	$—	$165,784,221	$165,784,221

Derivatives[1]
Liabilities:
Futures Contracts	$(3,118)	$—	$(3,118)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
Macquarie VIP Value Series
Level 1
Securities
Assets:
Common Stocks	$195,811,560
Short-Term Investments	1,858,777
Total Value of Securities	$197,670,337
During the year ended December 31, 2024, Macquarie VIP Core Equity Series, Macquarie VIP Global Growth Series, Macquarie VIP Limited-Term Bond Series, and Macquarie VIP Value Series had no transfers into or out of Level 3 investments. During the year ended December 31, 2024, Macquarie VIP Corporate Bond Series had transfers into Level 3 investments. Each Series' policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when a Series has a significant amount of Level 3 investments at the beginning or end of the year in relation to each Series' net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Macquarie VIP Corporate Bond Series net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Macquarie VIP Corporate Bond Series net assets at the end of the year. As of December 31, 2024, Macquarie VIP Core Equity Series, Macquarie VIP Global Growth Series, Macquarie VIP Limited-Term Bond Series, and Macquarie VIP Value Series had no Level 3 investments.
    35

Notes to financial statements
Ivy Variable Insurance Portfolios
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Ordinary income	Long-term capital gains	Total
Year ended December 31, 2024:
Macquarie VIP Core Equity Series	$6,325,954	$59,597,533	$65,923,487
Macquarie VIP Corporate Bond Series	16,459,101	—	16,459,101
Macquarie VIP Global Growth Series	1,550,157	1,261,087	2,811,244
Macquarie VIP Limited-Term Bond Series	8,544,634	—	8,544,634
Macquarie VIP Value Series	16,951,824	24,228,443	41,180,267
Year ended December 31, 2023:
Macquarie VIP Core Equity Series	2,302,331	57,798,096	60,100,427
Macquarie VIP Corporate Bond Series	13,257,814	—	13,257,814
Macquarie VIP Global Growth Series	100,391	24,562,293	24,662,684
Macquarie VIP Limited-Term Bond Series	5,233,135	—	5,233,135
Macquarie VIP Value Series	8,315,403	47,000,103	55,315,506
5. Components of Net Assets on a Tax Basis
As of December 31, 2024, the components of net assets on a tax basis were as follows:
	Macquarie VIP Core Equity Series	Macquarie VIP Corporate Bond Series	Macquarie VIP Global Growth Series
Shares of beneficial interest	$401,448,348	$564,834,680	$110,590,129
Undistributed ordinary income	10,592,437	24,641,695	3,525,479
Undistributed long-term capital gains	91,572,262	—	13,775,472
Capital loss carryforwards	—	(88,432,271)	(5,057,562)
Deferred directors fees	(50,371)	(34,882)	(40,780)
Unrealized appreciation (depreciation) of investments, foreign currencies, and derivatives	177,402,088	(6,844,463)	35,971,342
Net assets	$680,964,764	$494,164,759	$158,764,080

	Macquarie VIP Limited-Term Bond Series	Macquarie VIP Value Series
Shares of beneficial interest	$178,501,531	$177,096,705
Undistributed ordinary income	6,810,069	7,759,861
Undistributed long-term capital gains	—	16,793,547
Capital loss carryforwards	(16,258,581)	—
Deferred directors fees	(10,562)	(26,949)
Unamortized organizational costs	(255)	—
Unrealized appreciation (depreciation) of investments, foreign currencies, and derivatives	(318,787)	(3,966,221)
Net assets	$168,723,415	$197,656,943

Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currency and capital gains tax.
    36

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market on futures contracts.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to reorganization-related adjustments. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2024, the Series recorded the following reclassifications:
Macquarie VIP Global Growth Series
Paid-in capital	$5,780,648
Total distributable earnings (loss)	(5,780,648)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2024, the Series' utilized the following capital loss carryforwards:

Macquarie VIP Global Growth Series	$636,857
Macquarie VIP Limited-Term Bond Series	729,319
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At
December 31, 2024, capital loss carryforwards available to offset future realized capital gains are as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie VIP Corporate Bond Series	$ 13,298,530	$75,133,741	$ 88,432,271
Macquarie VIP Global Growth Series*	—	5,057,562	5,057,562
Macquarie VIP Limited-Term Bond Series	6,593,580	9,665,001	16,258,581
* A portion of the Series’ capital loss carryforward is subject to limitations under the Internal Revenue Code and related regulations.
    37

Notes to financial statements
Ivy Variable Insurance Portfolios
6. Capital Shares
Transactions in capital shares were as follows:
	Macquarie VIP Core Equity Series		Macquarie VIP Corporate Bond Series		Macquarie VIP Global Growth Series
	Year ended		Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Service Class[1]	7,978,175	643,436	10,695,166	30,992,438	4,865,958	846,014

Shares from reorganization:[2]
Service Class	—	—	—	—	8,070,248	—

Shares issued upon reinvestment of dividends and distributions:
Service Class[1]	5,043,878	5,347,013	3,649,468	2,992,735	796,386	8,714,729
	13,022,053	5,990,449	14,344,634	33,985,173	13,732,592	9,560,743

Shares redeemed:
Service Class[1]	(11,800,661)	(11,697,430)	(29,939,475)	(21,723,712)	(8,868,452)	(6,079,136)
Net increase (decrease)	1,221,392	(5,706,981)	(15,594,841)	12,261,461	4,864,140	3,481,607
	Macquarie VIP Limited-Term Bond Series		Macquarie VIP Value Series
	Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Service Class[1]	4,061,467	6,128,553	2,592,254	3,489,551

Shares issued upon reinvestment of dividends and distributions:
Service Class[1]	1,877,942	1,145,106	8,971,736	11,769,257
	5,939,409	7,273,659	11,563,990	15,258,808

Shares redeemed:
Service Class[1]	(10,346,624)	(35,167,106)	(35,749,708)	(12,522,425)
Net increase (decrease)	(4,407,215)	(27,893,447)	(24,185,718)	2,736,383
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
[2]	See Note 7.
7. Reorganization
On January 16, 2024, the Board approved a proposal to reorganize Delaware VIP Global Equity (the “Acquired Series”), a series of Delaware VIP Trust, with and into Macquarie VIP Global Growth Series (the “Acquiring Series”), a series of the Trust (the “Reorganization”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Series were acquired by the Acquiring Series and (ii) the Trust, on behalf of Acquiring Series, assumed the liabilities of the Acquired Series in exchange for shares of the Acquiring Series. In accordance with the Plan, the Acquired Series liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Series and the Acquired Series share similar investment objectives, similar principal investment strategies and principal risks, and similar fundamental investment restrictions and that the Acquiring
    38

Series' overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Series’ total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on April 26, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Series were recorded at fair value; however, the cost basis of the investments received from the Acquired Series was carried forward to align ongoing reporting of the Acquiring Series’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the Reorganization were as follows:
	Acquired Series Net Assets	Acquired Series Shares Outstanding	Shares Converted to Acquiring Series	Acquiring Series Net Assets	Conversion Ratio
Class II/Service Class	$27,777,560	5,530,210	8,070,248	$137,135,736	1.4593
The net assets of the Acquired Series before the Reorganization were $27,777,560. The net assets of the Acquiring Series immediately following the Reorganization were $164,913,296.
Assuming the Reorganization had been completed on January 1, 2024, Acquiring Series’ pro forma results of operations for the year ended December 31, 2024, would have been as follows:
Net investment income	$753,547
Net realized gain on investments	19,339,236
Net change in unrealized appreciation (depreciation)	5,800,485
Net increase in net assets resulting from operations	$25,893,268
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Series that have been included in the Acquiring Series' "Statements of Operations" since the Reorganization was consummated on April 26, 2024.
8. Line of Credit
Each Series, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
Each Series had no amounts outstanding as of December 31, 2024, or at any time during the year then ended.
9. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 9) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the year ended December 31, 2024.
    39

Notes to financial statements
Ivy Variable Insurance Portfolios
10. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At December 31, 2024, Macquarie VIP Limited-Term Bond Series posted $39,600 in cash as collateral for open futures contracts, which is included in “Cash collateral due from broker on futures contracts” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the year ended December 31, 2024, Macquarie VIP Limited-Term Bond Series invested in futures contracts to hedge the Series' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts — Macquarie VIP Limited-Term Bond Series may enter into CDS contracts in the normal course of pursuing its investment objective. Macquarie VIP Limited-Term Bond Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between a Series and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the year ended December 31, 2024, Macquarie VIP Limited-Term Bond Series entered into CDS contracts as a seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the year ended December 31, 2024, the Series did not enter into any CDS contracts as a purchaser of protection.
CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting
    40

arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at December 31, 2024.
During the year ended December 31, 2024, Macquarie VIP Limited-Term Bond Series entered into CDS contracts to gain exposure to certain securities or markets.
Fair values of derivative instruments as of December 31, 2024 were as follows:
Macquarie VIP Limited-Term Bond Series
Liability Derivatives Fair Value
Statement of assets and liabilities location	Interest Rate Contracts
Variation margin due from broker on futures contracts*	$(3,118)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2024. Only current day variation margin is reported on Macquarie VIP Limited-Term Bond Series “Statements of assets and liabilities.”
The effect of derivative instruments on the "Statements of operations" for the year ended December 31, 2024 was as follows:
	Macquarie VIP Limited-Term Bond Series Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(134,257)	$—	$(134,257)
Credit contracts	—	19,366	19,366
Total	$(134,257)	$19,366	$(114,891)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts
Interest rate contracts	$(190,176)
The table below summarizes the average daily balance of derivative holdings by Macquarie VIP Limited-Term Bond Series during the year ended December 31, 2024:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$11,526,160	$—
CDS contracts (average notional amount)*	—	44,524
* Long represents buying protection and short represents selling protection.
11. Securities Lending
Each Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required
    41

Notes to financial statements
Ivy Variable Insurance Portfolios
11. Securities Lending (continued)
percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Series or, at the discretion of the lending agent, replace the loaned securities. Each Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Series, the security lending agent, and the borrower. Each Series records security lending income net of allocations to the security lending agent and the borrower.
Each Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Series’ cash collateral account may be less than the amount each Series would be required to return to the borrowers of the securities and each Series would be required to make up for this shortfall.
During the year ended December 31, 2024, each Series had no securities out on loan.
12. Credit and Market Risks
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Series invests will cause the NAV of each Series to fluctuate.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
    42

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.
Certain Series invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Certain Series may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause a Series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, a Series could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, a Series' investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause a Series to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
Certain Series invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
    43

Notes to financial statements
Ivy Variable Insurance Portfolios
12. Credit and Market Risks (continued)
The Series may invest in REITs and are subject to the risks associated with that industry. If a Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended December 31, 2024. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Series also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Series will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Each Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the "Schedules of investments."
13. Contractual Obligations
Each Series enters into contracts in the normal course of business that contain a variety of indemnifications. Each Series' maximum exposure under these arrangements is unknown. However, each Series has not had prior claims or losses pursuant to these contracts. Management has reviewed each Series' existing contracts and expects the risk of loss to be remote.
14. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2024, that would require recognition or disclosure in the Series’ financial statements.
    44

Report of independent registered public accounting firm
To the Board of Trustees of Ivy Variable Insurance Portfolios and Shareholders of Macquarie VIP Core Equity Series, Macquarie VIP Corporate Bond Series, Macquarie VIP Global Growth Series, Macquarie VIP Limited-Term Bond Series and Macquarie VIP Value Series
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Macquarie VIP Core Equity Series, Macquarie VIP Corporate Bond Series, Macquarie VIP Global Growth Series, Macquarie VIP Limited-Term Bond Series and Macquarie VIP Value Series (five of the series constituting Ivy Variable Insurance Portfolios, hereafter collectively referred to as the “Series”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the four years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Series as of and for the year ended December 31, 2020 and the financial highlights for the year ended December 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 12, 2021 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 28, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.
    45

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Tax Information
The information set forth below is for the Series’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Series. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Series to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended December 31, 2024, each Series reports distributions paid during the year as follows:
	(A) Ordinary Income Distributions (Tax Basis)	(B) Long-Term Capital Gains Distributions (Tax Basis)	Total Distributions (Tax Basis)	(C) Qualifying Dividends[1]
Macquarie VIP Core Equity Series	9.60%	90.40%	100.00%	94.61%
Macquarie VIP Corporate Bond Series	100.00%	—	100.00%	—
Macquarie VIP Global Growth Series	55.14%	44.86%	100.00%	36.11%
Macquarie VIP Limited-Term Bond Series	100.00%	—	100.00%	—
Macquarie VIP Value Series	41.16%	58.84%	100.00%	45.59%

(A) and (B) are based on a percentage of each Series’ total distributions.
(C) is based on each Series’ ordinary income distributions.
1Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
For the fiscal year ended December 31, 2024, certain distributions paid by the Series, determined to be Qualified Short-Term Capital Gains may be subject to relief from US tax withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended December 31, 2024, each Series has reported maximum distributions of Qualified Short-Term Capital Gains as follows:
Qualified Short-Term Capital Gains
Macquarie VIP Core Equity Series	$9,517,013
Macquarie VIP Global Growth Series	3,139,540
Macquarie VIP Value Series	3,559,834
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
    46

Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie VIP Core Equity Series, Macquarie VIP Corporate Bond Series, Macquarie VIP Global Growth Series, Macquarie VIP Limited-Term Bond Series, and Macquarie VIP Value Series (each, a “Fund” and together, the “Funds”) Investment Management Agreement with Delaware Management Company (DMC) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (MIMGL), Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) and Macquarie Investment Management Europe Limited (MIMEL) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the US mutual fund business.
    47

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex.  Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services, including each Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable.  The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Funds.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023. The Board considered that the Funds were managed by Ivy Investment Management Company prior to the acquisition of its parent company, Waddell & Reed Financial, Inc. by Macquarie Asset Management, a division of Macquarie Group Ltd. (the “Transaction”), and that each Fund’s performance prior to the closing of the Transaction on April 30, 2021 is that of its predecessor investment manager and not DMC.
Macquarie VIP Core Equity Series. The Performance Universe for the Fund consisted of the Fund and all large-cap core funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the third quartile of its Performance Universe and for the 3- and 5-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3- and 5-year periods was above the median of its Performance Universe and for the 1- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund slightly outperformed its benchmark index for the 5-year period and underperformed its benchmark index for the
    48

1-, 3-, and 10-year periods. The Board noted the explanations from DMC and Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie Ivy VIP Corporate Bond Series. The Performance Universe for the Fund consisted of the Fund and all BBB-rated corporate debt funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the second quartile of its Performance Universe and for the 3- and 10-year periods was in the third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was above the median of its Performance Universe and for the 3- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Global Growth Series. The Performance Universe for the Fund consisted of the Fund and all global large-cap growth funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 3- and 5-year periods was in the first and third quartile, respectively, of its Performance Universe and for the 1- and 10-year periods was in the fourth quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-year period was above the median of its Performance Universe and for the 1-, 5-, and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index (net of dividends) for the 5-year period and underperformed its benchmark index (both gross and net of dividends) for the 1-, 3-, and 10-year periods and slightly underperformed its benchmark index (gross of dividends) for the 5-year period. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Limited-Term Bond Series. The Performance Universe for the Fund consisted of the Fund and all short-intermediate investment-grade debt funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the fourth quartile of its Performance Universe and for the 3- and 5-year periods was in the second and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was below the median of its Performance Universe and for the 3-year period was equal to the median of its Performance Universe. The Board also noted that the Fund slightly outperformed its benchmark index for the 1-, 5-, and 10-year periods and slightly underperformed its benchmark index for the 3-year period. The Board noted that the Fund was generally performing in line with its benchmark index during the periods under review. The Board, however, noted that the investment performance of the current portfolio management team and investment strategy only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and investment strategy and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Advisers concerning the reasons for the Fund’s relative performance versus its Performance Universe for the various periods and any actions that DMC has taken to address performance concerns. The Board noted that it would continue to evaluate the Fund’s performance as the Fund changed its portfolio management team in May 2024 that was not reflected in the performance data.
Macquarie VIP Value Series. The Performance Universe for the Fund consisted of the Fund and all multi-cap value funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 10-year periods was in the fourth and third quartile, respectively, of its Performance Universe and for the 3- and 5-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3- and 5-year periods was above the median of its Performance Universe and for the 1- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 3- and 5-year periods and
    49

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreements and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
underperformed its benchmark index for the 1- and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of December 2022. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance.  The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Comparative expenses. The Board received and considered expense data for the Funds.  DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar funds underlying variable insurance products with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with a Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees (as applicable).
Macquarie VIP Core Equity Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Corporate Bond Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Global Growth Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average.  It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Limited-Term Bond Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Value Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Funds.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which
    50

potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board considered whether the reorganization of assets from another Fund within the complex were expected to have economic benefits due to the increased assets under management represented by the combined Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services.  In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.
    51

(4215661)
ANN-VIP2-0225

Ivy Variable Insurance Portfolios
Macquarie VIP Pathfinder Aggressive Series
(formerly, Delaware Ivy VIP Pathfinder Aggressive)
Macquarie VIP Pathfinder Conservative Series
(formerly, Delaware Ivy VIP Pathfinder Conservative)
Macquarie VIP Pathfinder Moderate Series
(formerly, Delaware Ivy VIP Pathfinder Moderate)
Macquarie VIP Pathfinder Moderately Aggressive Series
(formerly, Delaware Ivy VIP Pathfinder Moderately Aggressive)
Macquarie VIP Pathfinder Moderately Conservative Series
(formerly, Delaware Ivy VIP Pathfinder Moderately Conservative)
Macquarie VIP Pathfinder Moderate – Managed Volatility Series
(formerly, Delaware Ivy VIP Pathfinder Moderate – Managed Volatility)
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
(formerly, Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility)
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
(formerly, Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility)
Financial statements and other information
For the year ended December 31, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Series. This report is not authorized for distribution to prospective investors in the Series unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
Each Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Series’ Form N-PORT, as well as a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Series’ most recent Form N-PORT are available without charge on the Series’ website at macquarie.com/mam/vip-literature.
Information (if any) regarding how each Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedules of investments
Macquarie VIP Pathfinder Aggressive Series
December 31, 2024
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.81%<<
Fixed Income Funds — 14.70%
Macquarie VIP Corporate Bond Series Service Class	1,487,654	$ 6,917,592
Macquarie VIP High Income Series Standard Class	41,591	122,277
Macquarie VIP Limited-Term Bond Series Service Class	26,160	122,954
		7,162,823
Global / International Equity Fund — 27.96%
Macquarie VIP International Core Equity Series Service Class	823,610	13,630,743
		13,630,743
US Equity Funds — 57.15%
Macquarie VIP Core Equity Series Service Class	710,595	10,197,038
Macquarie VIP Growth and Income Series Standard Class	108,265	3,747,040
Macquarie VIP Growth Series Service Class	645,033	6,895,403
Macquarie VIP Mid Cap Growth Series Standard Class	57,112	579,119
Macquarie VIP Small Cap Growth Series Standard Class	87,542	586,533
Macquarie VIP Smid Cap Core Series Service Class	205,480	2,691,783
Macquarie VIP Value Series Service Class	674,923	3,158,639
		27,855,555
Total Affiliated Mutual Funds (cost $52,994,191)		48,649,121

Short-Term Investments — 0.24%
Money Market Mutual Funds — 0.24%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	29,463	29,463
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	29,464	29,464
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	29,464	29,464
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	29,464	$ 29,464
Total Short-Term Investments (cost $117,855)		117,855
Total Value of Securities—100.05% (cost $53,112,046)		$48,766,976
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP Pathfinder Conservative Series
December 31, 2024
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.78%<<
Fixed Income Funds — 54.70%
Macquarie VIP Corporate Bond Series Service Class	4,920,556	$22,880,586
Macquarie VIP High Income Series Standard Class	289,636	851,529
Macquarie VIP Limited-Term Bond Series Service Class	2,873,299	13,504,506
		37,236,621
Global / International Equity Fund — 7.99%
Macquarie VIP International Core Equity Series Service Class	328,633	5,438,888
		5,438,888
US Equity Funds — 37.09%
Macquarie VIP Core Equity Series Service Class	669,498	9,607,300
Macquarie VIP Growth and Income Series Standard Class	95,882	3,318,491
Macquarie VIP Growth Series Service Class	568,600	6,078,338
Macquarie VIP Mid Cap Growth Series Standard Class	53,313	540,592
Macquarie VIP Small Cap Growth Series Standard Class	81,617	546,831
Macquarie VIP Smid Cap Core Series Service Class	182,654	2,392,764
Macquarie VIP Value Series Service Class	591,833	2,769,781
		25,254,097
Total Affiliated Mutual Funds (cost $78,483,812)		67,929,606

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	41,556	41,556
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	41,556	41,556
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	41,555	41,555
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	41,556	$ 41,556
Total Short-Term Investments (cost $166,223)		166,223
Total Value of Securities—100.03% (cost $78,650,035)		$68,095,829
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Pathfinder Moderate Series
December 31, 2024
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.77%<<
Fixed Income Funds — 34.69%
Macquarie VIP Corporate Bond Series Service Class	19,589,043	$ 91,089,051
Macquarie VIP High Income Series Standard Class	965,184	2,837,640
Macquarie VIP Limited-Term Bond Series Service Class	7,859,216	36,938,316
		130,865,007
Global / International Equity Fund — 17.97%
Macquarie VIP International Core Equity Series Service Class	4,096,856	67,802,968
		67,802,968
US Equity Funds — 47.11%
Macquarie VIP Core Equity Series Service Class	4,603,932	66,066,422
Macquarie VIP Growth and Income Series Standard Class	684,476	23,689,712
Macquarie VIP Growth Series Service Class	4,070,749	43,516,304
Macquarie VIP Mid Cap Growth Series Standard Class	369,222	3,743,909
Macquarie VIP Small Cap Growth Series Standard Class	565,956	3,791,906
Macquarie VIP Smid Cap Core Series Service Class	1,300,629	17,038,236
Macquarie VIP Value Series Service Class	4,250,009	19,890,043
		177,736,532
Total Affiliated Mutual Funds (cost $420,630,128)		376,404,507

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	233,681	233,681
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	233,681	233,681
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	233,681	233,681
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	233,681	$ 233,681
Total Short-Term Investments (cost $934,724)		934,724
Total Value of Securities—100.02% (cost $421,564,852)		$377,339,231
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP Pathfinder Moderately Aggressive Series
December 31, 2024
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.77%<<
Fixed Income Funds — 24.69%
Macquarie VIP Corporate Bond Series Service Class	19,240,914	$ 89,470,252
Macquarie VIP High Income Series Standard Class	787,033	2,313,877
Macquarie VIP Limited-Term Bond Series Service Class	4,676,900	21,981,429
		113,765,558
Global / International Equity Fund — 22.96%
Macquarie VIP International Core Equity Series Service Class	6,394,334	105,826,224
		105,826,224
US Equity Funds — 52.12%
Macquarie VIP Core Equity Series Service Class	6,169,948	88,538,750
Macquarie VIP Growth and Income Series Standard Class	929,721	32,177,636
Macquarie VIP Growth Series Service Class	5,534,468	59,163,466
Macquarie VIP Mid Cap Growth Series Standard Class	497,357	5,043,183
Macquarie VIP Small Cap Growth Series Standard Class	762,363	5,107,834
Macquarie VIP Smid Cap Core Series Service Class	1,765,225	23,124,451
Macquarie VIP Value Series Service Class	5,784,636	27,072,097
		240,227,417
Total Affiliated Mutual Funds (cost $507,037,239)		459,819,199

Short-Term Investments — 0.24%
Money Market Mutual Funds — 0.24%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	284,260	284,260
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	284,260	284,260
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	284,260	284,260
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	284,260	$ 284,260
Total Short-Term Investments (cost $1,137,040)		1,137,040
Total Value of Securities—100.01% (cost $508,174,279)		$460,956,239
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Pathfinder Moderately Conservative Series
December 31, 2024
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.78%<<
Fixed Income Funds — 44.69%
Macquarie VIP Corporate Bond Series Service Class	7,470,275	$ 34,736,780
Macquarie VIP High Income Series Standard Class	409,749	1,204,661
Macquarie VIP Limited-Term Bond Series Service Class	3,791,437	17,819,752
		53,761,193
Global / International Equity Fund — 12.98%
Macquarie VIP International Core Equity Series Service Class	943,537	15,615,544
		15,615,544
US Equity Funds — 42.11%
Macquarie VIP Core Equity Series Service Class	1,325,518	19,021,185
Macquarie VIP Growth and Income Series Standard Class	193,849	6,709,121
Macquarie VIP Growth Series Service Class	1,151,369	12,308,131
Macquarie VIP Mid Cap Growth Series Standard Class	105,929	1,074,117
Macquarie VIP Small Cap Growth Series Standard Class	162,370	1,087,878
Macquarie VIP Smid Cap Core Series Service Class	368,717	4,830,190
Macquarie VIP Value Series Service Class	1,200,532	5,618,491
		50,649,113
Total Affiliated Mutual Funds (cost $135,061,361)		120,025,850

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	73,660	73,660
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	73,659	73,659
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	73,660	73,660
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	73,660	$ 73,660
Total Short-Term Investments (cost $294,639)		294,639
Total Value of Securities—100.03% (cost $135,356,000)		$120,320,489
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP Pathfinder Moderate – Managed Volatility Series
December 31, 2024
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.02%<<
Fixed Income Funds — 34.09%
Macquarie VIP Corporate Bond Series Service Class	19,321,372	$ 89,844,379
Macquarie VIP High Income Series Standard Class	956,038	2,810,752
Macquarie VIP Limited-Term Bond Series Service Class	7,762,256	36,482,605
		129,137,736
Global / International Equity Fund — 17.65%
Macquarie VIP International Core Equity Series Service Class	4,040,686	66,873,350
		66,873,350
US Equity Funds — 46.28%
Macquarie VIP Core Equity Series Service Class	4,541,104	65,164,849
Macquarie VIP Growth and Income Series Standard Class	675,214	23,369,155
Macquarie VIP Growth Series Service Class	4,016,517	42,936,564
Macquarie VIP Mid Cap Growth Series Standard Class	363,273	3,683,585
Macquarie VIP Small Cap Growth Series Standard Class	556,835	3,730,794
Macquarie VIP Smid Cap Core Series Service Class	1,283,059	16,808,073
Macquarie VIP Value Series Service Class	4,194,452	19,630,037
		175,323,057
Total Affiliated Mutual Funds (cost $417,102,437)		371,334,143

	Number of shares	Value (US $)

Short-Term Investments — 1.82%
Money Market Mutual Funds — 1.82%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	1,720,760	$ 1,720,760
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	1,720,760	1,720,760
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	1,720,759	1,720,759
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	1,720,760	1,720,760
Total Short-Term Investments (cost $6,883,039)		6,883,039
Total Value of Securities—99.84% (cost $423,985,476)		$378,217,182
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
The following futures contracts were outstanding at December 31, 2024:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(11)	E-Mini Russell 2000 Index	$(1,237,390)	$(1,241,243)	3/21/25	$3,853	$(1,155)
(47)	E-Mini S&P 500 Index	(13,949,012)	(14,137,637)	3/21/25	188,625	54,050
Total Futures Contracts			$(15,378,880)		$192,478	$52,895
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
December 31, 2024
	Number of shares	Value (US $)
Affiliated Mutual Funds — 97.81%<<
Fixed Income Funds — 24.19%
Macquarie VIP Corporate Bond Series Service Class	2,249,365	$10,459,550
Macquarie VIP High Income Series Standard Class	91,459	268,889
Macquarie VIP Limited-Term Bond Series Service Class	546,023	2,566,306
		13,294,745
Global / International Equity Fund — 22.52%
Macquarie VIP International Core Equity Series Service Class	747,567	12,372,222
		12,372,222
US Equity Funds — 51.10%
Macquarie VIP Core Equity Series Service Class	721,102	10,347,823
Macquarie VIP Growth and Income Series Standard Class	108,709	3,762,428
Macquarie VIP Growth Series Service Class	647,174	6,918,288
Macquarie VIP Mid Cap Growth Series Standard Class	57,856	586,657
Macquarie VIP Small Cap Growth Series Standard Class	88,682	594,168
Macquarie VIP Smid Cap Core Series Service Class	206,287	2,702,360
Macquarie VIP Value Series Service Class	676,490	3,165,972
		28,077,696
Total Affiliated Mutual Funds (cost $60,701,159)		53,744,663

	Number of shares	Value (US $)

Short-Term Investments — 1.88%
Money Market Mutual Funds — 1.88%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	257,785	$ 257,785
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	257,785	257,785
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	257,784	257,784
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	257,785	257,785
Total Short-Term Investments (cost $1,031,139)		1,031,139
Total Value of Securities—99.69% (cost $61,732,298)		$54,775,802
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
The following futures contracts were outstanding at December 31, 2024:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(2)	E-Mini Russell 2000 Index	$(224,980)	$(225,582)	3/21/25	$602	$147
(7)	E-Mini S&P 500 Index	(2,077,512)	(2,098,989)	3/21/25	21,477	7,272
Total Futures Contracts			$(2,324,571)		$22,079	$7,419
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
December 31, 2024
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.11%<<
Fixed Income Funds — 43.96%
Macquarie VIP Corporate Bond Series Service Class	1,462,151	$ 6,799,000
Macquarie VIP High Income Series Standard Class	79,934	235,006
Macquarie VIP Limited-Term Bond Series Service Class	743,088	3,492,513
		10,526,519
Global / International Equity Fund — 12.76%
Macquarie VIP International Core Equity Series Service Class	184,658	3,056,095
		3,056,095
US Equity Funds — 41.39%
Macquarie VIP Core Equity Series Service Class	259,406	3,722,481
Macquarie VIP Growth and Income Series Standard Class	37,913	1,312,157
Macquarie VIP Growth Series Service Class	225,342	2,408,907
Macquarie VIP Mid Cap Growth Series Standard Class	20,632	209,210
Macquarie VIP Small Cap Growth Series Standard Class	31,602	211,737
Macquarie VIP Smid Cap Core Series Service Class	72,167	945,383
Macquarie VIP Value Series Service Class	234,992	1,099,761
		9,909,636
Total Affiliated Mutual Funds (cost $27,324,786)		23,492,250

	Number of shares	Value (US $)

Short-Term Investments — 1.79%
Money Market Mutual Funds — 1.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	107,297	$ 107,297
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	107,297	107,297
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	107,297	107,297
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	107,297	107,297
Total Short-Term Investments (cost $429,188)		429,188
Total Value of Securities—99.90% (cost $27,753,974)		$23,921,438
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
The following futures contracts were outstanding at December 31, 2024:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(1)	E-Mini Russell 2000 Index	$(112,490)	$(112,840)	3/21/25	$350	$(105)
(3)	E-Mini S&P 500 Index	(890,363)	(904,595)	3/21/25	14,232	3,450
Total Futures Contracts			$(1,017,435)		$14,582	$3,345
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Ivy Variable Insurance Portfolios
December 31, 2024
	Macquarie VIP Pathfinder Aggressive Series	Macquarie VIP Pathfinder Conservative Series	Macquarie VIP Pathfinder Moderate Series	Macquarie VIP Pathfinder Moderately Aggressive Series
Assets:
Investments, at value*	$117,855	$166,223	$934,724	$1,137,040
Investments of affiliated issuers, at value**	48,649,121	67,929,606	376,404,507	459,819,199
Receivable for series shares sold	1,984	1	391	2,683
Dividends receivable	469	652	3,668	4,479
Prepaid expenses	126	163	939	1,138
Receivable for securities sold	—	84,715	204,281	219,639
Total Assets	48,769,555	68,181,360	377,548,510	461,184,178
Liabilities:
Accounting and administration expenses payable to affiliates	10,638	11,407	22,958	26,303
Reports and statements to shareholders expenses payable to affiliates	6,090	269	2,492	3,149
Audit and tax fees payable	4,449	4,449	4,449	4,449
Trustees' fees payable to non-affiliates	3,393	3,823	26,711	31,842
Payable for series shares redeemed	1,841	81,542	202,575	213,978
Other accrued expenses	1,584	2,314	10,795	13,574
Total Liabilities	27,995	103,804	269,980	293,295
Total Net Assets	$48,741,560	$68,077,556	$377,278,530	$460,890,883

Net Assets Consist of:
Paid-in capital	$52,299,619	$76,780,285	$413,967,717	$501,376,959
Total distributable earnings (loss)	(3,558,059)	(8,702,729)	(36,689,187)	(40,486,076)
Total Net Assets	$48,741,560	$68,077,556	$377,278,530	$460,890,883

Net Asset Value

Service Class:
Net assets	$48,741,560	$68,077,556	$377,278,530	$460,890,883
Shares of beneficial interest outstanding, unlimited authorization, no par	12,008,449	15,900,413	91,274,426	110,569,372
Net asset value per share	$4.06	$4.28	$4.13	$4.17
*Investments, at cost	$117,855	$166,223	$934,724	$1,137,040
**Investments of affiliated issuers, at cost	52,994,191	78,483,812	420,630,128	507,037,239
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Pathfinder Moderately Conservative Series	Macquarie VIP Pathfinder Moderate – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Assets:
Investments, at value*	$294,639	$6,883,039	$1,031,139	$429,188
Investments of affiliated issuers, at value**	120,025,850	371,334,143	53,744,663	23,492,250
Cash	—	1,235	87,741	253
Cash collateral due from broker on futures contracts	—	743,678	112,979	49,466
Dividends receivable	1,165	28,799	4,215	1,759
Prepaid expenses	307	935	121	53
Receivable for series shares sold	2	232,200	—	—
Receivable for securities sold	—	600,200	9,177	—
Variation margin due from broker on futures contracts	—	52,895	7,419	3,345
Total Assets	120,321,963	379,877,124	54,997,454	23,976,314
Liabilities:
Accounting and administration expenses payable to affiliates	13,173	23,262	11,015	9,817
Trustees' fees payable to non-affiliates	8,542	7,518	1,146	959
Payable for series shares redeemed	4,926	856,350	13,714	1,140
Audit and tax fees payable	4,449	5,430	5,430	5,430
Other accrued expenses	3,533	6,193	2,251	1,411
Reports and statements to shareholders expenses payable to affiliates	588	2,013	215	—
Payable for securities purchased	—	83,881	7,428	2,055
Investment management fees payable to affiliates	—	60,116	9,109	9,907
Total Liabilities	35,211	1,044,763	50,308	30,719
Total Net Assets	$120,286,752	$378,832,361	$54,947,146	$23,945,595

Net Assets Consist of:
Paid-in capital	$132,037,081	$416,282,891	$62,979,854	$28,322,746
Total distributable earnings (loss)	(11,750,329)	(37,450,530)	(8,032,708)	(4,377,151)
Total Net Assets	$120,286,752	$378,832,361	$54,947,146	$23,945,595

Net Asset Value

Service Class:
Net assets	$120,286,752	$378,832,361	$54,947,146	$23,945,595
Shares of beneficial interest outstanding, unlimited authorization, no par	28,342,296	88,445,674	12,059,043	7,186,569
Net asset value per share	$4.24	$4.28	$4.56	$3.33
*Investments, at cost	$294,639	$6,883,039	$1,031,139	$429,188
**Investments of affiliated issuers, at cost	135,061,361	417,102,437	60,701,159	27,324,786
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Variable Insurance Portfolios
Year ended December 31, 2024
	Macquarie VIP Pathfinder Aggressive Series	Macquarie VIP Pathfinder Conservative Series	Macquarie VIP Pathfinder Moderate Series	Macquarie VIP Pathfinder Moderately Aggressive Series
Investment Income:
Dividends from affiliated funds	$586,883	$1,772,104	$7,111,378	$7,269,164
Dividends	6,486	9,408	50,924	62,474
	593,369	1,781,512	7,162,302	7,331,638

Expenses:
Accounting and administration expenses	28,744	45,167	89,649	104,109
Audit and tax fees	20,136	19,136	22,136	22,136
Dividend disbursing and transfer agent fees and expenses	3,939	4,847	29,995	37,903
Legal fees	2,923	4,280	26,401	35,187
Trustees’ fees	2,349	3,424	18,688	23,085
Custodian fees	2,294	674	3,757	4,024
Reports and statements to shareholders expenses	1,864	2,546	10,537	11,334
Other	1,518	1,598	15,890	17,758
	63,767	81,672	217,053	255,536
Less expenses paid indirectly	(2)	(4)	(480)	(1,140)
Total operating expenses	63,765	81,668	216,573	254,396
Net Investment Income (Loss)	529,604	1,699,844	6,945,729	7,077,242

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Affiliated investments	(2,418,193)	(2,269,387)	(13,144,918)	(18,707,467)
Capital gain distributions received from investments in affiliated funds	2,706,488	2,516,173	17,592,137	24,208,830
Net realized gain (loss)	288,295	246,786	4,447,219	5,501,363

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	4,658,339	3,995,100	26,847,598	38,335,438
Net Realized and Unrealized Gain (Loss)	4,946,634	4,241,886	31,294,817	43,836,801
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,476,238	$5,941,730	$38,240,546	$50,914,043
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Pathfinder Moderately Conservative Series	Macquarie VIP Pathfinder Moderate – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Investment Income:
Dividends from affiliated funds	$2,559,963	$7,195,749	$922,102	$575,383
Dividends	15,880	422,821	64,958	28,142
	2,575,843	7,618,570	987,060	603,525

Expenses:
Management fees	—	840,290	127,658	55,599
Accounting and administration expenses	52,502	92,711	43,744	38,566
Audit and tax fees	22,136	23,034	23,034	23,034
Legal fees	11,317	26,822	3,873	3,317
Dividend disbursing and transfer agent fees and expenses	9,478	32,099	4,061	379
Trustees’ fees	5,739	19,006	2,913	1,265
Reports and statements to shareholders expenses	3,390	9,495	2,022	759
Custodian fees	1,048	4,776	1,246	388
Other	4,961	(3,051)	1,084	965
	110,571	1,045,182	209,635	124,272
Less expenses waived	—	(13,159)	(33,804)	(30,476)
Less expenses paid indirectly	(7)	(3,606)	(26)	(9)
Total operating expenses	110,564	1,028,417	175,805	93,787
Net Investment Income (Loss)	2,465,279	6,590,153	811,255	509,738

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Affiliated investments	(3,338,264)	(8,504,845)	(2,908,862)	(1,312,464)
Capital gain distributions received from investments in affiliated funds	4,785,512	17,804,477	3,073,698	1,075,687
Futures contracts	—	(4,714,572)	(676,223)	(329,925)
Net realized gain (loss)	1,447,248	4,585,060	(511,387)	(566,702)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	6,881,921	22,138,500	5,338,068	2,072,316
Futures contracts	—	272,506	30,082	22,585
Net change in unrealized appreciation (depreciation)	6,881,921	22,411,006	5,368,150	2,094,901
Net Realized and Unrealized Gain (Loss)	8,329,169	26,996,066	4,856,763	1,528,199
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,794,448	$33,586,219	$5,668,018	$2,037,937
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Pathfinder Aggressive Series		Macquarie VIP Pathfinder Conservative Series
	Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23
Increase in Net Assets from Operations:
Net investment income (loss)	$529,604	$520,490	$1,699,844	$1,298,210
Net realized gain (loss)	288,295	401,265	246,786	966,027
Net change in unrealized appreciation (depreciation)	4,658,339	7,792,881	3,995,100	7,610,139
Net increase (decrease) in net assets resulting from operations	5,476,238	8,714,636	5,941,730	9,874,376

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[1]	(882,403)	(12,148,744)	(2,254,659)	(11,950,259)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Service Class[1]	1,339,791	755,586	3,089,528	4,694,395

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[1]	882,403	12,148,744	2,254,659	11,950,259
	2,222,194	12,904,330	5,344,187	16,644,654
Cost of shares redeemed:
Service Class[1]	(11,729,680)	(9,467,399)	(21,592,213)	(18,166,531)
Increase (decrease) in net assets derived from capital share transactions	(9,507,486)	3,436,931	(16,248,026)	(1,521,877)
Net Increase (Decrease) in Net Assets	(4,913,651)	2,823	(12,560,955)	(3,597,760)

Net Assets:
Beginning of year	53,655,211	53,652,388	80,638,511	84,236,271
End of year	$48,741,560	$53,655,211	$68,077,556	$80,638,511
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Pathfinder Moderate Series		Macquarie VIP Pathfinder Moderately Aggressive Series
	Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$6,945,729	$6,112,147	$7,077,242	$6,887,425
Net realized gain (loss)	4,447,219	(2,774,720)	5,501,363	(4,258,844)
Net change in unrealized appreciation (depreciation)	26,847,598	60,498,028	38,335,438	81,769,323
Net increase (decrease) in net assets resulting from operations	38,240,546	63,835,455	50,914,043	84,397,904

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[1]	(6,605,330)	(86,452,608)	(7,683,632)	(117,087,462)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Service Class[1]	1,163,975	1,435,874	2,186,831	2,031,519

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[1]	6,605,330	86,452,608	7,683,632	117,087,462
	7,769,305	87,888,482	9,870,463	119,118,981
Cost of shares redeemed:
Service Class[1]	(96,610,876)	(96,381,830)	(130,428,549)	(114,205,439)
Increase (decrease) in net assets derived from capital share transactions	(88,841,571)	(8,493,348)	(120,558,086)	4,913,542
Net Decrease in Net Assets	(57,206,355)	(31,110,501)	(77,327,675)	(27,776,016)

Net Assets:
Beginning of year	434,484,885	465,595,386	538,218,558	565,994,574
End of year	$377,278,530	$434,484,885	$460,890,883	$538,218,558
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Pathfinder Moderately Conservative Series		Macquarie VIP Pathfinder Moderate – Managed Volatility Series
	Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,465,279	$1,989,445	$6,590,153	$5,296,123
Net realized gain (loss)	1,447,248	(312,665)	4,585,060	(1,063,550)
Net change in unrealized appreciation (depreciation)	6,881,921	15,722,753	22,411,006	53,073,885
Net increase (decrease) in net assets resulting from operations	10,794,448	17,399,533	33,586,219	57,306,458

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[1]	(2,129,446)	(22,773,720)	(5,812,636)	(82,781,703)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Service Class[1]	2,173,846	982,911	15,091,300	13,446,921

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[1]	2,129,446	22,773,720	5,812,636	82,781,703
	4,303,292	23,756,631	20,903,936	96,228,624
Cost of shares redeemed:
Service Class[1]	(23,107,778)	(25,946,295)	(109,825,527)	(66,354,440)
Increase (decrease) in net assets derived from capital share transactions	(18,804,486)	(2,189,664)	(88,921,591)	29,874,184
Net Increase (Decrease) in Net Assets	(10,139,484)	(7,563,851)	(61,148,008)	4,398,939

Net Assets:
Beginning of year	130,426,236	137,990,087	439,980,369	435,581,430
End of year	$120,286,752	$130,426,236	$378,832,361	$439,980,369
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series		Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
	Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$811,255	$777,065	$509,738	$340,638
Net realized gain (loss)	(511,387)	(1,028,068)	(566,702)	(358,077)
Net change in unrealized appreciation (depreciation)	5,368,150	10,868,637	2,094,901	3,552,028
Net increase (decrease) in net assets resulting from operations	5,668,018	10,617,634	2,037,937	3,534,589

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[1]	(886,316)	(17,522,898)	(373,853)	(5,354,770)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Service Class[1]	943,553	2,398,903	3,978,365	3,105,374

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[1]	886,316	17,522,898	373,853	5,354,770
	1,829,869	19,921,801	4,352,218	8,460,144
Cost of shares redeemed:
Service Class[1]	(22,664,168)	(19,316,869)	(12,140,098)	(6,792,289)
Increase (decrease) in net assets derived from capital share transactions	(20,834,299)	604,932	(7,787,880)	1,667,855
Net Decrease in Net Assets	(16,052,597)	(6,300,332)	(6,123,796)	(152,326)

Net Assets:
Beginning of year	70,999,743	77,300,075	30,069,391	30,221,717
End of year	$54,947,146	$70,999,743	$23,945,595	$30,069,391
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Pathfinder Aggressive Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$3.72	$4.07	$5.47	$4.92	$5.00

Income (loss) from investment operations:
Net investment income[1]	0.04	0.04	0.05	0.08	0.09
Net realized and unrealized gain (loss)	0.37	0.59	(0.97)	0.82	0.52
Total from investment operations	0.41	0.63	(0.92)	0.90	0.61

Less dividends and distributions from:
Net investment income	(0.05)	(0.27)	(0.09)	(0.09)	(0.07)
Net realized gain	(0.02)	(0.71)	(0.39)	(0.26)	(0.62)
Total dividends and distributions	(0.07)	(0.98)	(0.48)	(0.35)	(0.69)

Net asset value, end of period	$4.06	$3.72	$4.07	$5.47	$4.92

Total return[2]	10.99%	17.51%	(16.72%)	18.93%	15.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,742	$53,655	$53,652	$74[3]	$68[3]
Ratio of expenses to average net assets[4]	0.12%	0.17%	0.21%	0.07%	0.12%
Ratio of expenses to average net assets prior to fees waived[4]	0.12%	0.17%	0.21%	0.07%	0.12%
Ratio of net investment income to average net assets	1.02%	0.97%	1.24%	1.62%	1.91%
Ratio of net investment income to average net assets prior to fees waived	1.02%	0.97%	1.24%	1.62%	1.91%
Portfolio turnover	55%	34%	30%	18%	21%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Pathfinder Conservative Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.08	$4.22	$5.50	$5.31	$5.15

Income (loss) from investment operations:
Net investment income[1]	0.09	0.06	0.07	0.13	0.10
Net realized and unrealized gain (loss)	0.24	0.43	(0.84)	0.39	0.49
Total from investment operations	0.33	0.49	(0.77)	0.52	0.59

Less dividends and distributions from:
Net investment income	(0.08)	(0.19)	(0.13)	(0.10)	(0.09)
Net realized gain	(0.05)	(0.44)	(0.38)	(0.23)	(0.34)
Total dividends and distributions	(0.13)	(0.63)	(0.51)	(0.33)	(0.43)

Net asset value, end of period	$4.28	$4.08	$4.22	$5.50	$5.31

Total return[2]	8.05%	12.53%	(14.09%)	10.18%	12.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$68,078	$80,639	$84,236	$110[3]	$112[3]
Ratio of expenses to average net assets[4]	0.11%	0.10%	0.15%	0.06%	0.08%
Ratio of expenses to average net assets prior to fees waived[4]	0.11%	0.10%	0.15%	0.06%	0.08%
Ratio of net investment income to average net assets	2.25%	1.56%	1.44%	2.32%	2.02%
Ratio of net investment income to average net assets prior to fees waived	2.25%	1.56%	1.44%	2.32%	2.02%
Portfolio turnover	32%	27%	29%	27%	41%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Pathfinder Moderate Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$3.84	$4.10	$5.51	$5.15	$5.19

Income (loss) from investment operations:
Net investment income[1]	0.07	0.05	0.07	0.11	0.10
Net realized and unrealized gain (loss)	0.28	0.51	(0.91)	0.61	0.51
Total from investment operations	0.35	0.56	(0.84)	0.72	0.61

Less dividends and distributions from:
Net investment income	(0.06)	(0.24)	(0.12)	(0.11)	(0.09)
Net realized gain	—	(0.58)	(0.45)	(0.25)	(0.56)
Total dividends and distributions	(0.06)	(0.82)	(0.57)	(0.36)	(0.65)

Net asset value, end of period	$4.13	$3.84	$4.10	$5.51	$5.15

Total return[2]	9.27%	15.33%	(15.26%)	14.66%	14.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$377,279	$434,485	$465,595	$635[3]	$656[3]
Ratio of expenses to average net assets[4]	0.05%	0.04%	0.06%	0.03%	0.04%
Ratio of expenses to average net assets prior to fees waived[4]	0.05%	0.04%	0.06%	0.03%	0.04%
Ratio of net investment income to average net assets	1.68%	1.36%	1.46%	2.05%	2.05%
Ratio of net investment income to average net assets prior to fees waived	1.68%	1.36%	1.46%	2.05%	2.05%
Portfolio turnover	42%	29%	28%	18%	21%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Pathfinder Moderately Aggressive Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$3.84	$4.15	$5.66	$5.18	$5.32

Income (loss) from investment operations:
Net investment income[1]	0.06	0.05	0.06	0.10	0.10
Net realized and unrealized gain (loss)	0.33	0.55	(0.96)	0.75	0.52
Total from investment operations	0.39	0.60	(0.90)	0.85	0.62

Less dividends and distributions from:
Net investment income	(0.06)	(0.26)	(0.12)	(0.10)	(0.09)
Net realized gain	—	(0.65)	(0.49)	(0.27)	(0.67)
Total dividends and distributions	(0.06)	(0.91)	(0.61)	(0.37)	(0.76)

Net asset value, end of period	$4.17	$3.84	$4.15	$5.66	$5.18

Total return[2]	10.22%	16.53%	(15.90%)	16.88%	15.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$460,891	$538,219	$565,995	$777[3]	$799[3]
Ratio of expenses to average net assets[4]	0.05%	0.03%	0.06%	0.03%	0.04%
Ratio of expenses to average net assets prior to fees waived[4]	0.05%	0.03%	0.06%	0.03%	0.04%
Ratio of net investment income to average net assets	1.39%	1.24%	1.43%	1.88%	2.02%
Ratio of net investment income to average net assets prior to fees waived	1.39%	1.24%	1.43%	1.88%	2.02%
Portfolio turnover	49%	32%	28%	17%	20%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Pathfinder Moderately Conservative Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$3.97	$4.18	$5.53	$5.26	$5.22

Income (loss) from investment operations:
Net investment income[1]	0.08	0.06	0.06	0.12	0.10
Net realized and unrealized gain (loss)	0.26	0.46	(0.87)	0.51	0.50
Total from investment operations	0.34	0.52	(0.81)	0.63	0.60

Less dividends and distributions from:
Net investment income	(0.07)	(0.21)	(0.13)	(0.11)	(0.10)
Net realized gain	—	(0.52)	(0.41)	(0.25)	(0.46)
Total dividends and distributions	(0.07)	(0.73)	(0.54)	(0.36)	(0.56)

Net asset value, end of period	$4.24	$3.97	$4.18	$5.53	$5.26

Total return[2]	8.60%	13.99%	(14.71%)	12.37%	13.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$120,287	$130,426	$137,990	$187[3]	$195[3]
Ratio of expenses to average net assets[4]	0.09%	0.04%	0.17%	0.04%	0.06%
Ratio of expenses to average net assets prior to fees waived[4]	0.09%	0.04%	0.17%	0.04%	0.06%
Ratio of net investment income to average net assets	1.93%	1.48%	1.39%	2.17%	2.09%
Ratio of net investment income to average net assets prior to fees waived	1.93%	1.48%	1.39%	2.17%	2.09%
Portfolio turnover	37%	27%	31%	20%	25%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Net assets reported in millions.
[4]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Pathfinder Moderate – Managed Volatility Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.02	$4.33	$6.33	$5.77	$5.84

Income (loss) from investment operations:
Net investment income[1]	0.07	0.05	0.06	0.11	0.10
Net realized and unrealized gain (loss)	0.25	0.49	(0.89)	0.62	0.34
Total from investment operations	0.32	0.54	(0.83)	0.73	0.44

Less dividends and distributions from:
Net investment income	(0.06)	(0.21)	(0.17)	(0.10)	(0.08)
Net realized gain	—	(0.64)	(1.00)	(0.07)	(0.43)
Total dividends and distributions	(0.06)	(0.85)	(1.17)	(0.17)	(0.51)

Net asset value, end of period	$4.28	$4.02	$4.33	$6.33	$5.77

Total return[2]	7.92%[3]	14.10%	(13.22%)	12.99%	9.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$378,832	$439,980	$435,581	$530[4]	$729[4]
Ratio of expenses to average net assets[5]	0.24%	0.25%	0.26%	0.22%	0.23%
Ratio of expenses to average net assets prior to fees waived[5]	0.25%	0.25%	0.26%	0.22%	0.23%
Ratio of net investment income to average net assets	1.58%	1.21%	1.24%	1.87%	1.78%
Ratio of net investment income to average net assets prior to fees waived	1.57%	1.21%	1.24%	1.87%	1.78%
Portfolio turnover	45%	32%	32%	19%	42%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$4.25	$4.75	$6.11	$5.46	$5.63

Income (loss) from investment operations:
Net investment income[1]	0.06	0.04	0.06	0.09	0.09
Net realized and unrealized gain (loss)	0.31	0.60	(0.91)	0.73	0.33
Total from investment operations	0.37	0.64	(0.85)	0.82	0.42

Less dividends and distributions from:
Net investment income	(0.06)	(0.27)	(0.10)	(0.09)	(0.07)
Net realized gain	—	(0.87)	(0.41)	(0.08)	(0.52)
Total dividends and distributions	(0.06)	(1.14)	(0.51)	(0.17)	(0.59)

Net asset value, end of period	$4.56	$4.25	$4.75	$6.11	$5.46

Total return[2]	8.73%[3]	15.41%	(14.00%)	15.24%	9.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$54,947	$71,000	$77,300	$102[4]	$96[4]
Ratio of expenses to average net assets[5]	0.28%	0.32%	0.35%	0.26%	0.29%
Ratio of expenses to average net assets prior to fees waived[5]	0.33%	0.32%	0.35%	0.26%	0.29%
Ratio of net investment income to average net assets	1.27%	1.03%	1.12%	1.58%	1.68%
Ratio of net investment income to average net assets prior to fees waived	1.22%	1.03%	1.12%	1.58%	1.68%
Portfolio turnover	51%	35%	44%	18%	41%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Year ended
	12/31/24	12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$3.15	$3.39	$6.02	$5.64	$5.58

Income (loss) from investment operations:
Net investment income[1]	0.06	0.04	0.04	0.12	0.09
Net realized and unrealized gain (loss)	0.16	0.34	(0.79)	0.47	0.39
Total from investment operations	0.22	0.38	(0.75)	0.59	0.48

Less dividends and distributions from:
Net investment income	(0.04)	(0.15)	(0.27)	(0.09)	(0.08)
Net realized gain	—	(0.47)	(1.61)	(0.12)	(0.34)
Total dividends and distributions	(0.04)	(0.62)	(1.88)	(0.21)	(0.42)

Net asset value, end of period	$3.33	$3.15	$3.39	$6.02	$5.64

Total return[2]	7.07%[3]	12.62%	(12.71%)	10.72%	9.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,946	$30,069	$30,222	$40[4]	$86[4]
Ratio of expenses to average net assets[5]	0.34%	0.45%	0.53%	0.26%	0.30%
Ratio of expenses to average net assets prior to fees waived[5]	0.45%	0.45%	0.53%	0.26%	0.30%
Ratio of net investment income to average net assets	1.83%	1.12%	1.02%	2.06%	1.77%
Ratio of net investment income to average net assets prior to fees waived	1.72%	1.12%	1.02%	2.06%	1.77%
Portfolio turnover	49%	36%	43%	24%	45%
[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[3]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Ivy Variable Insurance Portfolios
December 31, 2024
Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 24 series. These financial statements and the related notes pertain to 8 series: Macquarie VIP Pathfinder Aggressive Series (formerly, Delaware Ivy VIP Pathfinder Aggressive through April 30, 2024), Macquarie VIP Pathfinder Conservative Series (formerly, Delaware Ivy VIP Pathfinder Conservative through April 30, 2024), Macquarie VIP Pathfinder Moderate Series (formerly, Delaware Ivy VIP Pathfinder Moderate through April 30, 2024), Macquarie VIP Pathfinder Moderately Aggressive Series (formerly, Delaware Ivy VIP Pathfinder Moderately Aggressive through April 30, 2024), and Macquarie VIP Pathfinder Moderately Conservative Series (formerly, Delaware Ivy VIP Pathfinder Moderately Conservative through April 30, 2024) (collectively, the “Pathfinder Series”), Macquarie VIP Pathfinder Moderate – Managed Volatility Series (formerly, Delaware Ivy VIP Pathfinder Moderate – Managed Volatility through April 30, 2024), Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series (formerly, Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility through April 30, 2024), and Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series (formerly, Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility through April 30, 2024) (collectively, the “Managed Volatility Series”) (each, a Series and collectively, the Series). The Trust is an open-end investment company. Each of the Series are diversified as defined in the Investment Company Act of 1940, as amended (1940 Act).
Each Series offers Service Class (formerly, Class II) shares. The Service Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to variable life insurance separate accounts and variable annuity separate accounts.
1. Significant Accounting Policies
Each Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Open-end investment companies, other than exchange-traded funds (ETFs) are valued at their published net asset value (NAV). Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for each Series to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as each Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Series evaluates tax positions taken or expected to be taken in the course of preparing each Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Series’ tax positions taken or expected to be taken on each Series’ federal income tax returns through the year ended December 31, 2024, and for all open tax years (years ended December 31, 2021–December 31, 2023), and has concluded that no provision for federal income tax is required in each Series’ financial statements. If applicable, each Series recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statements of operations.” During the year ended December 31, 2024, the Series did not incur any interest or tax penalties.
Underlying Funds — Each Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Series may invest include ETFs. Each Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Derivative Financial Instruments — Each Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, each Series intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, each Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of each Series under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to a Series are charged directly to that Series. Other expenses common to various funds within the Macquarie Funds (formerly, Delaware Funds by Macquarie®) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from any Underlying Funds in which a Series invests are recorded on the ex-dividend date. Each Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Each Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. DMC, each Series’ investment adviser, acts as each Series’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Series has a single operating segment since each Series has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on each Series’ portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in each Series’ financial statements. Adoption of the new standard impacted each Series’ financial statements note disclosures only, and did not affect each Series’ financial position or the results of its operations.
Each Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, the Series earned the following amounts under this arrangement:
Series	Custody Credits
Macquarie VIP Pathfinder Conservative Series	$2
Macquarie VIP Pathfinder Moderate Series	479
Macquarie VIP Pathfinder Moderately Aggressive Series	1,139
Macquarie VIP Pathfinder Moderately Conservative Series	6
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	3,605

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
Series	Custody Credits
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	$25
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	8
Each Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended December 31, 2024, each Series earned the following amounts under this arrangement:
Series	Earnings Credits
Macquarie VIP Pathfinder Aggressive Series	$2
Macquarie VIP Pathfinder Conservative Series	2
Macquarie VIP Pathfinder Moderate Series	1
Macquarie VIP Pathfinder Moderately Aggressive Series	1
Macquarie VIP Pathfinder Moderately Conservative Series	1
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	1
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	1
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	1
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Series (other than the Pathfinder Series) pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Series’ average daily net assets as follows:
Series	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.

Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.

Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.

The Pathfinder Series pay no management fees.
DMC uses all of the management fee it receives from the Managed Volatility Series to pay Securian Asset Management Inc. (“Securian”). Accordingly, Securian receives a fee based on the average daily net assets of the Managed Volatility Series.
Effective May 1, 2024, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding the following percentages of the Series’ average daily net assets through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly. Prior to May 1, 2024, the Series had no expense limitation.
Series	Operating expense limitation as a percentage of average daily net assets Service Class Shares
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	0.24%
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	0.24%
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	0.24%
DMC has entered into sub-advisory agreements with the following entities on behalf of the Series:
Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. With respect to the Series for which MIMAK serves as a sub-advisor, DMC has principal responsibility for all investment advisory services and may seek investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK’s specialized market knowledge.
Securian serves as sub-advisor to the Managed Volatility Series. The sub-advisor makes investment decisions in accordance with the Series’ investment objectives, policies and restrictions under the supervision of DMC and the Board. DMC pays all applicable costs of the sub-advisor.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended
December 31, 2024, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Pathfinder Aggressive Series	$6,350
Macquarie VIP Pathfinder Conservative Series	7,397
Macquarie VIP Pathfinder Moderate Series	22,598
Macquarie VIP Pathfinder Moderately Aggressive Series	26,960
Macquarie VIP Pathfinder Moderately Conservative Series	9,739
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	22,917
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	6,873
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	5,252
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended December 31, 2024, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Pathfinder Aggressive Series	$3,913

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Series	Fees
Macquarie VIP Pathfinder Conservative Series	$5,658
Macquarie VIP Pathfinder Moderate Series	30,975
Macquarie VIP Pathfinder Moderately Aggressive Series	38,243
Macquarie VIP Pathfinder Moderately Conservative Series	9,556
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	31,511
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	4,787
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	2,085
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to each Series. Sub-transfer agency fees are paid by each Series and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, each Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Series. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended December 31, 2024, each Series paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Series	Fees
Macquarie VIP Pathfinder Aggressive Series	$1,269
Macquarie VIP Pathfinder Conservative Series	1,848
Macquarie VIP Pathfinder Moderate Series	10,098
Macquarie VIP Pathfinder Moderately Aggressive Series	12,509
Macquarie VIP Pathfinder Moderately Conservative Series	3,095
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	10,918
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	2,188
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	1,291
Trustees’ fees include expenses accrued by each Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of a Series, a Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
An affiliated issuer includes any company in which a Series held 5% or more of a company's outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Series is deemed to exercise, directly or indirectly, a certain level of control over the company.

A summary of the transactions in affiliated companies during the year ended December 31, 2024 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Aggressive Series
Affiliated Mutual Funds—99.81%
Macquarie VIP Core Equity Series Service Class
	$7,611,931	$4,164,014	$(2,695,814)	$335,734	$781,173	$10,197,038	710,595	$26,864	$788,523
Macquarie VIP Corporate Bond Series Service Class
	7,585,465	830,331	(1,462,458)	54,093	(89,839)	6,917,592	1,487,654	221,966	—
Macquarie VIP Growth and Income Series Standard Class
	—	3,956,564	(250,059)	10,301	30,234	3,747,040	108,265	—	—
Macquarie VIP Growth Series Service Class
	7,440,950	1,174,662	(2,354,321)	(51,668)	685,780	6,895,403	645,033	—	970,555
Macquarie VIP High Income Series Standard Class
	133,730	11,154	(21,887)	(2,291)	1,571	122,277	41,591	8,968	—
Macquarie VIP International Core Equity Series Service Class
	15,840,960	16,691,406	(19,351,427)	(1,225,222)	1,675,026	13,630,743	823,610	196,779	35,619
Macquarie VIP Limited-Term Bond Series Service Class
	130,242	10,998	(17,777)	(431)	(78)	122,954	26,160	6,050	—
Macquarie VIP Mid Cap Growth Series Standard Class
	3,413,685	109,728	(2,908,773)	(636,191)	600,670	579,119	57,112	—	87,789
Macquarie VIP Small Cap Growth Series Standard Class
	667,276	24,108	(193,252)	15,102	73,299	586,533	87,542	—	—
Macquarie VIP Smid Cap Core Series Service Class
	3,125,159	134,984	(945,404)	118,457	258,587	2,691,783	205,480	8,878	4,962
Macquarie VIP Value Series Service Class
	7,624,477	1,307,940	(5,379,617)	(1,036,077)	641,916	3,158,639	674,923	117,378	819,040
Total	$53,573,875	$28,415,889	$(35,580,789)	$(2,418,193)	$4,658,339	$48,649,121		$586,883	$2,706,488

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Conservative Series
Affiliated Mutual Funds—99.78%
Macquarie VIP Core Equity Series Service Class
	$7,272,159	$4,606,021	$(3,317,276)	$381,909	$664,487	$9,607,300	669,498	$25,083	$736,241
Macquarie VIP Corporate Bond Series Service Class
	27,185,728	2,570,572	(6,725,930)	71,862	(221,646)	22,880,586	4,920,556	777,623	—
Macquarie VIP Growth and Income Series Standard Class
	—	3,566,321	(291,121)	13,823	29,468	3,318,491	95,882	—	—
Macquarie VIP Growth Series Service Class
	7,108,812	1,202,340	(2,816,351)	(168,809)	752,346	6,078,338	568,600	—	906,188
Macquarie VIP High Income Series Standard Class
	1,011,344	96,821	(251,021)	(37,030)	31,415	851,529	289,636	65,226	—
Macquarie VIP International Core Equity Series Service Class
	7,992,099	8,306,003	(11,096,582)	(308,490)	545,858	5,438,888	328,633	97,029	17,563
Macquarie VIP Limited-Term Bond Series Service Class
	15,495,961	2,072,202	(3,999,299)	(109,657)	45,299	13,504,506	2,873,299	689,173	—
Macquarie VIP Mid Cap Growth Series Standard Class
	3,444,153	118,621	(2,989,875)	(1,087,005)	1,054,698	540,592	53,313	—	86,736
Macquarie VIP Small Cap Growth Series Standard Class
	674,801	27,997	(242,887)	13,813	73,107	546,831	81,617	—	—
Macquarie VIP Smid Cap Core Series Service Class
	3,008,735	173,872	(1,139,784)	137,492	212,449	2,392,764	182,654	8,370	4,678
Macquarie VIP Value Series Service Class
	7,284,130	1,299,395	(5,444,068)	(1,177,295)	807,619	2,769,781	591,833	109,600	764,767
Total	$80,477,922	$24,040,165	$(38,314,194)	$(2,269,387)	$3,995,100	$67,929,606		$1,772,104	$2,516,173

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderate Series
Affiliated Mutual Funds—99.77%
Macquarie VIP Core Equity Series Service Class
	$50,422,778	$27,945,875	$(19,605,341)	$2,396,022	$4,907,088	$66,066,422	4,603,932	$174,913	$5,134,024
Macquarie VIP Corporate Bond Series Service Class
	104,841,806	9,225,213	(22,418,829)	760,648	(1,319,787)	91,089,051	19,589,043	3,015,461	—
Macquarie VIP Growth and Income Series Standard Class
	—	25,171,434	(1,745,044)	73,685	189,637	23,689,712	684,476	—	—
Macquarie VIP Growth Series Service Class
	49,290,369	7,240,941	(17,138,469)	(624,637)	4,748,100	43,516,304	4,070,749	—	6,319,229
Macquarie VIP High Income Series Standard Class
	3,272,298	223,720	(638,877)	(100,962)	81,461	2,837,640	965,184	215,351	—
Macquarie VIP International Core Equity Series Service Class
	85,771,990	88,457,917	(108,906,846)	(3,185,210)	5,665,117	67,802,968	4,096,856	1,047,261	189,564
Macquarie VIP Limited-Term Bond Series Service Class
	41,050,377	5,246,277	(9,207,761)	(237,607)	87,030	36,938,316	7,859,216	1,836,168	—
Macquarie VIP Mid Cap Growth Series Standard Class
	23,103,217	623,200	(19,761,881)	(5,349,987)	5,129,360	3,743,909	369,222	—	583,858
Macquarie VIP Small Cap Growth Series Standard Class
	4,514,118	50,943	(1,362,590)	69,608	519,827	3,791,906	565,956	—	—
Macquarie VIP Smid Cap Core Series Service Class
	20,759,049	713,814	(6,883,779)	831,914	1,617,238	17,038,236	1,300,629	57,933	32,379
Macquarie VIP Value Series Service Class
	50,506,229	8,068,248	(36,128,569)	(7,778,392)	5,222,527	19,890,043	4,250,009	764,291	5,333,083
Total	$433,532,231	$172,967,582	$(243,797,986)	$(13,144,918)	$26,847,598	$376,404,507		$7,111,378	$17,592,137

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderately Aggressive Series
Affiliated Mutual Funds—99.77%
Macquarie VIP Core Equity Series Service Class
	$69,379,774	$36,779,740	$(27,628,679)	$3,378,174	$6,629,741	$88,538,750	6,169,948	$240,477	$7,058,444
Macquarie VIP Corporate Bond Series Service Class
	104,220,213	10,649,445	(24,850,035)	842,212	(1,391,583)	89,470,252	19,240,914	2,995,140	—
Macquarie VIP Growth and Income Series Standard Class
	—	34,363,720	(2,568,577)	106,723	275,770	32,177,636	929,721	—	—
Macquarie VIP Growth Series Service Class
	67,821,731	9,808,653	(24,093,462)	(1,051,338)	6,677,882	59,163,466	5,534,468	—	8,687,921
Macquarie VIP High Income Series Standard Class
	2,719,103	181,361	(568,097)	(97,239)	78,749	2,313,877	787,033	181,361	—
Macquarie VIP International Core Equity Series Service Class
	132,540,828	138,514,731	(169,155,139)	(5,699,965)	9,625,769	105,826,224	6,394,334	1,616,978	292,688
Macquarie VIP Limited-Term Bond Series Service Class
	24,725,932	3,492,392	(6,144,776)	(142,250)	50,131	21,981,429	4,676,900	1,104,944	—
Macquarie VIP Mid Cap Growth Series Standard Class
	31,414,820	845,864	(26,929,820)	(7,333,976)	7,046,295	5,043,183	497,357	—	793,213
Macquarie VIP Small Cap Growth Series Standard Class
	6,166,603	135,825	(1,999,778)	78,152	727,032	5,107,834	762,363	—	—
Macquarie VIP Smid Cap Core Series Service Class
	28,512,412	979,992	(9,722,643)	1,180,247	2,174,443	23,124,451	1,765,225	79,485	44,425
Macquarie VIP Value Series Service Class
	69,494,682	11,118,243	(50,013,830)	(9,968,207)	6,441,209	27,072,097	5,784,636	1,050,779	7,332,139
Total	$536,996,098	$246,869,966	$(343,674,836)	$(18,707,467)	$38,335,438	$459,819,199		$7,269,164	$24,208,830

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderately Conservative Series
Affiliated Mutual Funds—99.78%
Macquarie VIP Core Equity Series Service Class
	$13,448,470	$8,259,309	$(4,687,688)	$585,203	$1,415,891	$19,021,185	1,325,518	$47,634	$1,398,158
Macquarie VIP Corporate Bond Series Service Class
	37,701,766	3,792,066	(6,560,027)	227,932	(424,957)	34,736,780	7,470,275	1,107,206	—
Macquarie VIP Growth and Income Series Standard Class
	—	7,032,448	(397,564)	19,401	54,836	6,709,121	193,849	—	—
Macquarie VIP Growth Series Service Class
	13,146,401	2,139,429	(4,108,595)	(78,246)	1,209,142	12,308,131	1,151,369	—	1,720,918
Macquarie VIP High Income Series Standard Class
	1,315,043	99,806	(203,274)	(23,509)	16,595	1,204,661	409,749	87,100	—
Macquarie VIP International Core Equity Series Service Class
	19,344,180	20,354,655	(24,615,686)	(739,912)	1,272,307	15,615,544	943,537	241,164	43,653
Macquarie VIP Limited-Term Bond Series Service Class
	18,674,364	2,629,223	(3,420,460)	(29,753)	(33,622)	17,819,752	3,791,437	852,882	—
Macquarie VIP Mid Cap Growth Series Standard Class
	6,259,458	215,550	(5,339,560)	(1,447,864)	1,386,533	1,074,117	105,929	—	161,577
Macquarie VIP Small Cap Growth Series Standard Class
	1,230,190	31,629	(338,723)	29,197	135,585	1,087,878	162,370	—	—
Macquarie VIP Smid Cap Core Series Service Class
	5,556,096	244,096	(1,644,684)	205,185	469,497	4,830,190	368,717	15,839	8,853
Macquarie VIP Value Series Service Class
	13,470,668	2,317,441	(9,463,834)	(2,085,898)	1,380,114	5,618,491	1,200,532	208,138	1,452,353
Total	$130,146,636	$47,115,652	$(60,780,095)	$(3,338,264)	$6,881,921	$120,025,850		$2,559,963	$4,785,512

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderate – Managed Volatility Series
Affiliated Mutual Funds—98.02%
Macquarie VIP Core Equity Series Service Class
	$50,161,356	$28,807,946	$(21,069,005)	$2,688,288	$4,576,264	$65,164,849	4,541,104	$177,027	$5,196,086
Macquarie VIP Corporate Bond Series Service Class
	104,262,169	13,043,589	(26,888,971)	868,745	(1,441,153)	89,844,379	19,321,372	3,050,859	—
Macquarie VIP Growth and Income Series Standard Class
	—	25,112,468	(2,000,581)	75,478	181,790	23,369,155	675,214	—	—
Macquarie VIP Growth Series Service Class
	49,034,861	8,065,809	(18,205,475)	(788,936)	4,830,305	42,936,564	4,016,517	—	6,395,621
Macquarie VIP High Income Series Standard Class
	3,260,919	322,506	(751,601)	(78,053)	56,981	2,810,752	956,038	217,642	—
Macquarie VIP International Core Equity Series Service Class
	85,317,847	93,463,675	(114,540,922)	(1,169,599)	3,802,349	66,873,350	4,040,686	1,059,804	191,834
Macquarie VIP Limited-Term Bond Series Service Class
	40,835,722	6,741,779	(10,921,302)	(235,014)	61,420	36,482,605	7,762,256	1,858,281	—
Macquarie VIP Mid Cap Growth Series Standard Class
	22,961,870	827,630	(19,895,190)	(5,587,042)	5,376,317	3,683,585	363,273	—	590,624
Macquarie VIP Small Cap Growth Series Standard Class
	4,494,391	148,443	(1,504,029)	133,558	458,431	3,730,794	556,835	—	—
Macquarie VIP Smid Cap Core Series Service Class
	20,636,662	1,000,093	(7,278,416)	913,508	1,536,226	16,808,073	1,283,059	58,605	32,755
Macquarie VIP Value Series Service Class
	50,244,409	8,879,754	(36,867,918)	(5,325,778)	2,699,570	19,630,037	4,194,452	773,531	5,397,557
Total	$431,210,206	$186,413,692	$(259,923,410)	$(8,504,845)	$22,138,500	$371,334,143		$7,195,749	$17,804,477

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
Affiliated Mutual Funds—97.81%
Macquarie VIP Core Equity Series Service Class
	$8,998,457	$4,748,840	$(4,630,805)	$534,398	$696,933	$10,347,823	721,102	$30,534	$896,221
Macquarie VIP Corporate Bond Series Service Class
	13,513,692	1,362,784	(4,334,637)	128,217	(210,506)	10,459,550	2,249,365	380,191	—
Macquarie VIP Growth and Income Series Standard Class
	—	4,110,438	(394,564)	14,840	31,714	3,762,428	108,709	—	—
Macquarie VIP Growth Series Service Class
	8,796,362	1,399,737	(3,968,827)	(342,329)	1,033,345	6,918,288	647,174	—	1,103,104
Macquarie VIP High Income Series Standard Class
	350,314	25,916	(104,680)	(19,827)	17,166	268,889	91,459	22,551	—
Macquarie VIP International Core Equity Series Service Class
	17,178,642	17,611,473	(22,970,395)	(722,895)	1,275,397	12,372,222	747,567	205,221	37,147
Macquarie VIP Limited-Term Bond Series Service Class
	3,202,243	434,048	(1,053,911)	(40,094)	24,020	2,566,306	546,023	140,101	—
Macquarie VIP Mid Cap Growth Series Standard Class
	4,070,993	149,130	(3,597,262)	(1,134,089)	1,097,885	586,657	57,856	—	100,635
Macquarie VIP Small Cap Growth Series Standard Class
	794,681	29,704	(329,695)	(60,949)	160,427	594,168	88,682	—	—
Macquarie VIP Smid Cap Core Series Service Class
	3,696,247	180,094	(1,581,752)	171,483	236,288	2,702,360	206,287	10,088	5,638
Macquarie VIP Value Series Service Class
	9,013,305	1,542,705	(6,927,820)	(1,437,617)	975,399	3,165,972	676,490	133,416	930,953
Total	$69,614,936	$31,594,869	$(49,894,348)	$(2,908,862)	$5,338,068	$53,744,663		$922,102	$3,073,698

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Affiliated Mutual Funds—98.11%
Macquarie VIP Core Equity Series Service Class
	$3,050,498	$2,123,804	$(1,875,053)	$184,124	$239,108	$3,722,481	259,406	$10,707	$314,282
Macquarie VIP Corporate Bond Series Service Class
	8,529,578	1,656,835	(3,355,585)	20,609	(52,437)	6,799,000	1,462,151	248,898	—
Macquarie VIP Growth and Income Series Standard Class
	—	1,498,851	(203,272)	6,045	10,533	1,312,157	37,913	—	—
Macquarie VIP Growth Series Service Class
	2,981,966	802,545	(1,609,827)	(154,405)	388,628	2,408,907	225,342	—	386,836
Macquarie VIP High Income Series Standard Class
	293,937	57,390	(114,461)	(14,169)	12,309	235,006	79,934	19,355	—
Macquarie VIP International Core Equity Series Service Class
	4,377,569	5,017,770	(6,476,150)	(221,600)	358,506	3,056,095	184,658	54,227	9,816
Macquarie VIP Limited-Term Bond Series Service Class
	4,236,959	953,441	(1,678,093)	(47,473)	27,679	3,492,513	743,088	191,851	—
Macquarie VIP Mid Cap Growth Series Standard Class
	1,418,154	152,168	(1,344,800)	(600,003)	583,691	209,210	20,632	—	36,296
Macquarie VIP Small Cap Growth Series Standard Class
	274,362	36,217	(133,683)	4,982	29,859	211,737	31,602	—	—
Macquarie VIP Smid Cap Core Series Service Class
	1,258,883	185,157	(643,385)	70,125	74,603	945,383	72,167	3,558	1,988
Macquarie VIP Value Series Service Class
	3,055,507	808,215	(2,603,099)	(560,699)	399,837	1,099,761	234,992	46,787	326,469
Total	$29,477,413	$13,292,393	$(20,037,408)	$(1,312,464)	$2,072,316	$23,492,250		$575,383	$1,075,687
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the US Securities and Exchange
Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Series.
3. Investments
For the year ended December 31, 2024, each Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Series	Purchases	Sales
Macquarie VIP Pathfinder Aggressive Series	$28,415,889	$35,580,789
Macquarie VIP Pathfinder Conservative Series	24,040,165	38,314,194
Macquarie VIP Pathfinder Moderate Series	172,967,582	243,797,986
Macquarie VIP Pathfinder Moderately Aggressive Series	246,869,966	343,674,836
Macquarie VIP Pathfinder Moderately Conservative Series	47,115,652	60,780,095
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	186,413,692	259,923,410
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	31,594,869	49,894,348
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	13,292,393	20,037,408

The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At December 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Series were as follows:
Series	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Macquarie VIP Pathfinder Aggressive Series	$53,163,927	$609,004	$(5,005,955)	$(4,396,951)
Macquarie VIP Pathfinder Conservative Series	78,711,545	80,003	(10,695,719)	(10,615,716)
Macquarie VIP Pathfinder Moderate Series	421,900,299	3,093,636	(47,654,704)	(44,561,068)
Macquarie VIP Pathfinder Moderately Aggressive Series	508,516,571	4,741,281	(52,301,613)	(47,560,332)
Macquarie VIP Pathfinder Moderately Conservative Series	135,508,223	724,244	(15,911,978)	(15,187,734)
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	424,490,420	2,827,038	(48,907,798)	(46,080,760)
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	61,814,190	215,550	(7,231,859)	(7,016,309)
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	27,792,798	16,385	(3,873,163)	(3,856,778)
US GAAP defines fair value as the price that each Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
The following tables summarize the valuation of each Series’ investments by fair value hierarchy levels as of December 31, 2024:
Macquarie VIP Pathfinder Aggressive Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$48,649,121
Short-Term Investments	117,855
Total Value of Securities	$48,766,976
Macquarie VIP Pathfinder Conservative Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$67,929,606
Short-Term Investments	166,223
Total Value of Securities	$68,095,829
Macquarie VIP Pathfinder Moderate Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$376,404,507
Short-Term Investments	934,724
Total Value of Securities	$377,339,231
Macquarie VIP Pathfinder Moderately Aggressive Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$459,819,199
Short-Term Investments	1,137,040
Total Value of Securities	$460,956,239

Macquarie VIP Pathfinder Moderately Conservative Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$120,025,850
Short-Term Investments	294,639
Total Value of Securities	$120,320,489
Macquarie VIP Pathfinder Moderate – Managed Volatility Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$371,334,143
Short-Term Investments	6,883,039
Total Value of Securities	$378,217,182

Derivatives[1]
Assets:
Futures Contracts	$192,478

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$53,744,663
Short-Term Investments	1,031,139
Total Value of Securities	$54,775,802

Derivatives[1]
Assets:
Futures Contracts	$22,079

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$23,492,250
Short-Term Investments	429,188
Total Value of Securities	$23,921,438

Derivatives[1]
Assets:
Futures Contracts	$14,582

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
During the year ended December 31, 2024, there were no transfers into or out of Level 3 investments. Each Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when a Series has a significant amount of Level 3 investments at the beginning or end of the year in relation to each Series’ net assets. As of December 31, 2024, there were no Level 3 investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2024 and 2023 were as follows:
	Ordinary income	Long-term capital gains	Total
Year ended December 31, 2024:
Macquarie VIP Pathfinder Aggressive Series	$882,403	$—	$882,403
Macquarie VIP Pathfinder Conservative Series	1,880,919	373,740	2,254,659
Macquarie VIP Pathfinder Moderate Series	6,605,330	—	6,605,330
Macquarie VIP Pathfinder Moderately Aggressive Series	7,683,632	—	7,683,632
Macquarie VIP Pathfinder Moderately Conservative Series	2,129,446	—	2,129,446
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	5,812,636	—	5,812,636
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	886,316	—	886,316
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	373,853	—	373,853
Year ended December 31, 2023:
Macquarie VIP Pathfinder Aggressive Series	3,456,282	8,692,462	12,148,744
Macquarie VIP Pathfinder Conservative Series	3,739,274	8,210,985	11,950,259
Macquarie VIP Pathfinder Moderate Series	26,872,294	59,580,314	86,452,608
Macquarie VIP Pathfinder Moderately Aggressive Series	35,672,732	81,414,730	117,087,462
Macquarie VIP Pathfinder Moderately Conservative Series	7,103,332	15,670,388	22,773,720
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	26,869,011	55,912,692	82,781,703
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	5,251,503	12,271,395	17,522,898
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	1,782,657	3,572,113	5,354,770
5. Components of Net Assets on a Tax Basis
As of December 31, 2024, the components of net assets on a tax basis were as follows:
	Macquarie VIP Pathfinder Aggressive Series	Macquarie VIP Pathfinder Conservative Series	Macquarie VIP Pathfinder Moderate Series
Shares of beneficial interest	$52,299,619	$76,780,285	$413,967,717
Undistributed ordinary income	848,087	1,997,023	9,018,125
Capital loss carryforwards	(5,802)	(80,214)	(1,119,533)
Deferred directors fees	(3,393)	(3,822)	(26,711)
Unrealized appreciation (depreciation) of investments and derivatives	(4,396,951)	(10,615,716)	(44,561,068)
Net assets	$48,741,560	$68,077,556	$377,278,530

	Macquarie VIP Pathfinder Moderately Aggressive Series	Macquarie VIP Pathfinder Moderately Conservative Series	Macquarie VIP Pathfinder Moderate – Managed Volatility Series
Shares of beneficial interest	$501,376,959	$132,037,081	$416,282,891
Undistributed ordinary income	9,927,908	3,445,947	8,691,436
Capital loss carryforwards	(2,821,810)	—	(47,082)
Deferred directors fees	(31,842)	(8,542)	(7,518)
Unamortized organizational costs	—	—	(6,606)
Unrealized appreciation (depreciation) of investments and derivatives	(47,560,332)	(15,187,734)	(46,080,760)
Net assets	$460,890,883	$120,286,752	$378,832,361

Notes to financial statements
Ivy Variable Insurance Portfolios
5. Components of Net Assets on a Tax Basis (continued)
	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Shares of beneficial interest	$62,979,854	$28,322,746
Undistributed ordinary income	1,172,213	634,965
Capital loss carryforwards	(2,180,894)	(1,147,807)
Deferred directors fees	(1,146)	(959)
Unamortized organizational costs	(6,572)	(6,572)
Unrealized appreciation (depreciation) of investments and derivatives	(7,016,309)	(3,856,778)
Net assets	$54,947,146	$23,945,595

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark-to-market on futures contracts.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of earnings and profits distributed to shareholders on the redemption of shares. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2024, the Series recorded the following reclassifications:
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Paid-in capital	$3
Total distributable earnings (loss)	(3)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2024, certain Series utilized the following capital loss carryforwards:

Macquarie VIP Pathfinder Moderate Series	$2,597,473
Macquarie VIP Pathfinder Moderately Aggressive Series	2,841,185
Macquarie VIP Pathfinder Moderately Conservative Series	471,098
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	2,876,248
At December 31, 2024, certain Series have capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie VIP Pathfinder Aggressive Series	$ —	$5,802	$ 5,802
Macquarie VIP Pathfinder Conservative Series	—	80,214	80,214
Macquarie VIP Pathfinder Moderate Series	—	1,119,533	1,119,533
Macquarie VIP Pathfinder Moderately Aggressive Series	—	2,821,810	2,821,810
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	—	47,082	47,082
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	—	2,180,894	2,180,894
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	—	1,147,807	1,147,807

6. Capital Shares
Transactions in capital shares were as follows:
	Macquarie VIP Pathfinder Aggressive Series		Macquarie VIP Pathfinder Conservative Series		Macquarie VIP Pathfinder Moderate Series
	Year ended		Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Service Class[1]	335,016	199,622	730,964	1,143,692	287,719	375,706

Shares issued upon reinvestment of dividends and distributions:
Service Class[1]	225,103	3,541,908	547,248	3,136,551	1,659,630	24,284,440
	560,119	3,741,530	1,278,212	4,280,243	1,947,349	24,660,146

Shares redeemed:
Service Class[1]	(2,957,556)	(2,523,795)	(5,124,203)	(4,515,090)	(23,926,961)	(25,011,216)
Net increase (decrease)	(2,397,437)	1,217,735	(3,845,991)	(234,847)	(21,979,612)	(351,070)
	Macquarie VIP Pathfinder Moderately Aggressive Series		Macquarie VIP Pathfinder Moderately Conservative Series		Macquarie VIP Pathfinder Moderate – Managed Volatility Series
	Year ended		Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Service Class[1]	538,911	517,031	527,912	254,935	3,670,925	3,309,839

Shares issued upon reinvestment of dividends and distributions:
Service Class[1]	1,911,351	32,982,383	520,647	6,171,740	1,397,268	22,134,145
	2,450,262	33,499,414	1,048,559	6,426,675	5,068,193	25,443,984

Shares redeemed:
Service Class[1]	(32,053,717)	(29,825,582)	(5,566,307)	(6,598,107)	(26,121,474)	(16,610,654)
Net increase (decrease)	(29,603,455)	3,673,832	(4,517,748)	(171,432)	(21,053,281)	8,833,330

Notes to financial statements
Ivy Variable Insurance Portfolios
6. Capital Shares (continued)
	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series		Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
	Year ended		Year ended
	12/31/24	12/31/23	12/31/24	12/31/23
Shares sold:
Service Class[1]	210,960	544,797	1,221,313	979,557

Shares issued upon reinvestment of dividends and distributions:
Service Class[1]	200,071	4,447,436	115,386	1,821,350
	411,031	4,992,233	1,336,699	2,800,907

Shares redeemed:
Service Class[1]	(5,075,722)	(4,552,247)	(3,702,301)	(2,164,194)
Net increase (decrease)	(4,664,691)	439,986	(2,365,602)	636,713
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
7. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the year ended December 31, 2024.
8. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At December 31, 2024, Macquarie VIP Pathfinder Moderate – Managed Volatility Series posted $743,678, Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series posted $112,979, and Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series posted $49,466 in cash as collateral for open futures contracts, which is included in “Cash collateral due from broker on futures contracts” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the year ended December 31, 2024, the Managed Volatility Series invested in futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
During the year ended December 31, 2024, the Managed Volatility Series experienced net realized and unrealized gains or losses attributable to futures contracts, which are disclosed on the “Statements of assets and liabilities” and “Statements of operations.”
The table below summarizes the average daily balance of derivative holdings by each Series during the year ended December 31, 2024:
	Short Derivative Volume
	Macquarie VIP Pathfinder Moderate – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Futures contracts (average notional amount)	$18,471,608	$2,747,306	$1,299,343
9. Securities Lending
Each Series, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Series or, at the discretion of the lending agent, replace the loaned securities. Each Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Series, the security lending agent, and the borrower. Each Series records security lending income net of allocations to the security lending agent and the borrower.

Notes to financial statements
Ivy Variable Insurance Portfolios
9. Securities Lending (continued)
Each Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Series’ cash collateral account may be less than the amount each Series would be required to return to the borrowers of the securities and each Series would be required to make up for this shortfall.
During the year ended December 31, 2024, the Series had no securities out on loan.
10. Credit and Market Risks
Because each Series invests substantially all of its assets in Ivy Variable Insurance Portfolios mutual funds, the risks associated with investing in the Series are closely related to the risks associated with the securities and other investments held by the Underlying Funds.
Certain Underlying Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Underlying Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default and are not obligated to dispose of securities whose issuers subsequently default.
In the normal course of business, the Underlying Funds may invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Underlying Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Underlying Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Underlying Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Underlying Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Underlying Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties.
Certain Underlying Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument.
If an Underlying Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying Funds, or, in the case of hedging positions, that the Underlying Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by US or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

11. Contractual Obligations
Each Series enters into contracts in the normal course of business that contain a variety of indemnifications. Each Series’ maximum exposure under these arrangements is unknown. However, each Series has not had prior claims or losses pursuant to these contracts. Management has reviewed each Series’ existing contracts and expects the risk of loss to be remote.
12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to December 31, 2024, that would require recognition or disclosure in the Series’ financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Ivy Variable Insurance Portfolios and Shareholders of Macquarie VIP Pathfinder Aggressive Series, Macquarie VIP Pathfinder Conservative Series, Macquarie VIP Pathfinder Moderate Series, Macquarie VIP Pathfinder Moderately Aggressive Series,
Macquarie VIP Pathfinder Moderately Conservative Series, Macquarie VIP Pathfinder Moderate – Managed Volatility Series, Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series and Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Macquarie VIP Pathfinder Aggressive Series, Macquarie VIP Pathfinder Conservative Series, Macquarie VIP Pathfinder Moderate Series, Macquarie VIP Pathfinder Moderately Aggressive Series, Macquarie VIP Pathfinder Moderately Conservative Series, Macquarie VIP Pathfinder Moderate - Managed Volatility Series, Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series and Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series (eight of the series constituting Ivy Variable Insurance Portfolios, hereafter collectively referred to as the “Series”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the four years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Series as of and for the year ended December 31, 2020 and the financial highlights for the year ended December 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 12, 2021 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 28, 2025
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Tax Information
The information set forth below is for the Series’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Series. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Series to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended December 31, 2024, each Series reports distributions paid during the year as follows:
	(A) Ordinary Income Distributions (Tax Basis)	(B) Long-Term Capital Gains Distributions (Tax Basis)	Total Distributions (Tax Basis)	(C) Qualifying Dividends[1]
Macquarie VIP Pathfinder Aggressive Series	100.00%	—	100.00%	21.36%
Macquarie VIP Pathfinder Conservative Series	83.42%	16.58%	100.00%	10.46%
Macquarie VIP Pathfinder Moderate Series	100.00%	—	100.00%	19.41%
Macquarie VIP Pathfinder Moderately Aggressive Series	100.00%	—	100.00%	22.72%
Macquarie VIP Pathfinder Moderately Conservative Series	100.00%	—	100.00%	16.37%
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	100.00%	—	100.00%	20.92%
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	100.00%	—	100.00%	26.21%
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	100.00%	—	100.00%	20.37%

(A) and (B) are based on a percentage of each Series’ total distributions.
(C) is based on each Series’ ordinary income distributions.
1Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
For the fiscal year ended December 31, 2024, certain dividends paid by each Series, determined to be Qualified Short-Term Capital Gains may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended December 31, 2024, certain Series reported maximum Qualified Short-Term Capital Gains distributions as follows:
Qualified Short-Term Capital Gains
Macquarie VIP Pathfinder Moderately Conservative Series	$416,658
Each Series intends to pass through foreign tax credits in the maximum amount and the gross foreign source income earned during the fiscal year 2024 by each Series was as follows:
	Foreign Tax Credits	Gross Foreign Source Income Earned
Macquarie VIP Pathfinder Aggressive Series	$23,351	$220,130
Macquarie VIP Pathfinder Conservative Series	11,514	108,543
Macquarie VIP Pathfinder Moderate Series	124,276	1,171,537
Macquarie VIP Pathfinder Moderately Aggressive Series	191,883	1,808,861
Macquarie VIP Pathfinder Moderately Conservative Series	28,618	269,782
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	125,764	1,185,568
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	24,353	229,575
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	6,435	60,662

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Macquarie VIP Pathfinder Aggressive Series, Macquarie VIP Pathfinder Moderately Aggressive Series, Macquarie VIP Pathfinder Moderate Series, Macquarie VIP Pathfinder Moderately Conservative Series, Macquarie VIP Pathfinder Conservative Series, Macquarie VIP Pathfinder Moderate—Managed Volatility Series, Macquarie VIP Pathfinder Moderately Aggressive—Managed Volatility Series and Macquarie VIP Pathfinder Moderately Conservative—Managed Volatility Series (each, a “Fund” and together, the “Funds”) Investment Management Agreement with Delaware Management Company (DMC); the Sub-Advisory Agreements with Macquarie Investment Management Austria Kapitalanlage AG (MIMAK or the “Affiliated Sub-Adviser”) and Securian Asset Management, Inc. (“Securian”) (together with the Affiliated Sub-Adviser, the “Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Funds’ Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (JDL).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Funds by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including each Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Funds’ portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (Macquarie), the parent company of DMC, regarding Macquarie’s commitment to the US mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Funds’ prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Sub-Advisers who provide these services, including each Fund’s portfolio managers. The Board considered the division of responsibilities between DMC and the Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Sub-Advisers with respect to certain asset classes and/or investment styles, including the managed volatility overlay. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Funds may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Funds and their shareholders by permitting DMC to use the resources and talents of the Sub-Advisers in managing the Funds.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Funds by DMC and the Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Funds, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (Broadridge), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for each Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023. The Board considered that the Funds were managed by Ivy Investment Management Company prior to the acquisition of its parent company, Waddell & Reed Financial, Inc. by Macquarie Asset Management, a division of Macquarie Group Ltd. (the “Transaction”), and that each Fund’s performance prior to the closing of the Transaction on April 30, 2021 is that of its predecessor investment manager and not DMC.

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
Macquarie VIP Pathfinder Aggressive Series. The Performance Universe for the Fund consisted of the Fund and all mixed-asset target allocation growth funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Pathfinder Moderately Aggressive Series. The Performance Universe for the Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund slightly outperformed its benchmark index for the 3-year period and underperformed its benchmark index for the 1-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe for the periods under review. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Pathfinder Moderate Series. The Performance Universe for the Fund consisted of the Fund all mixed-asset target allocation moderate funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5,- and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5,- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Pathfinder Moderately Conservative Series. The Performance Universe for the Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Pathfinder Conservative Series. The Performance Universe for the Fund consisted of the Fund all mixed-asset target allocation conservative funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Affiliated Sub-Adviser concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns.
Macquarie VIP Pathfinder Moderate—Managed Volatility Series. The Performance Universe for the Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the second quartile of its Performance Universe and for the 3- and 10-year periods was in the first and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review (except for the 10-year period). The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns. The Board also considered DMC’s explanation of the impact of Securian’s managed volatility overlay on Fund performance.
Macquarie VIP Pathfinder Moderately Aggressive—Managed Volatility Series. The Performance Universe for the Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the first quartile of its Performance Universe and for the 10-year period was in the second quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund slightly outperformed its benchmark index for the 3-year period and underperformed its benchmark index for the 1-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe during the periods under review. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Sub-Advisers concerning the reasons for the Fund’s relative performance versus its benchmark index for the various periods and any actions that DMC has taken to address performance concerns. The Board also considered DMC’s explanation of the impact of Securian’s managed volatility overlay on Fund performance.
Macquarie VIP Pathfinder Moderately Conservative—Managed Volatility Series. The Performance Universe for the Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying VIPs, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 3-year period was in the second quartile of its Performance Universe and for the 1-, 5-, and 10-year periods was in third quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 3-year period was above the median of its Performance Universe and for the 1-, 5-, and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund underperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board, however, noted that the investment performance of the current portfolio management team only began as of November 2021. The Board noted the limited period of performance data available since the Fund changed its portfolio management team and that it would continue to evaluate the Fund’s performance. The Board noted the explanations from DMC and from the Sub-Advisers concerning the reasons for the Fund’s relative performance versus its Performance Universe and benchmark index for the various periods and any actions that DMC has taken to address performance concerns. The Board also considered DMC’s explanation of the impact of Securian’s managed volatility overlay on Fund performance.
Comparative expenses. The Board received and considered expense data for the Funds. DMC provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also considered the comparative analysis of

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 13-15, 2024
(continued)
contractual management fees and actual total expense ratios of each Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). Each Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar funds underlying variable insurance products with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by each Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to each Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with a Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar funds underlying variable insurance products with similar 12b-1/non-12b-1 structures, excluding outliers (the “Expense Universe”). Each Fund’s total expenses were also compared with those of its Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
Macquarie VIP Pathfinder Aggressive Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Pathfinder Moderately Aggressive Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Pathfinder Moderate Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Pathfinder Moderately Conservative Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Pathfinder Conservative Series. The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Pathfinder Moderate—Managed Volatility Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Pathfinder Moderately Aggressive—Managed Volatility Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
Macquarie VIP Pathfinder Moderately Conservative—Managed Volatility Series. The expense comparisons for the Fund showed that its actual management fee was above the median of its Expense Universe and its actual total expenses were above its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Funds, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Funds.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to each Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Funds.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Funds and the ongoing commitment of DMC and its affiliates to the Funds, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

(4218514)
ANN-VIP-PF-0225

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Ivy Variable Insurance Portfolios

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 10, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 10, 2025